UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Bond Fund

Semiannual report 11/30/18

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail unless you specifically request paper copies of the reports of the fund or you receive them from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging period for fixed-income investors, as both short- and long-term yields rose steadily higher. A solid and stable economy led the U.S. Federal Reserve to continue normalizing monetary policy, raising interest rates in June and September and once again after period end in December. However, concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Against this backdrop, both interest-rate-sensitive and credit-sensitive securities posted declines.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the last half of 2018—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
43	Financial statements
47	Financial highlights
55	Notes to financial statements
64	Continuation of investment advisory and subadvisory agreements
70	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/18 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Interest rates rose as the economy remained on solid footing

Both short- and longer-term yields rose during the period, as the U.S. Federal Reserve continued its campaign to normalize monetary policy.

A flatter yield curve sparked investor jitters

Short-term rates rose more dramatically than longer-term raises, leading to concern over the possibility of an inverted yield curve—historically, a precursor of a recession.

The fund lagged its benchmark

Against this backdrop, both credit-sensitive and rate-sensitive securities declined and the fund posted a decline, underperforming its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

PORTFOLIO COMPOSITION AS OF 11/30/18 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       3

Discussion of fund performance

An interview with Portfolio Managers Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

It's been a volatile stretch recently in the fixed-income markets. What were the main drivers of performance during the six months ended November 30, 2018?

There's been a palpable tension in the capital markets in recent months. On one hand, economic data in the United States continues to appear quite solid with low unemployment, strong GDP growth, and stable inflation. On the other hand, however, investors are growing increasingly concerned that the decade-long bull market is finally running out of steam. Investors' concerns aren't without cause: The U.S. Federal Reserve (Fed) has continued to raise short-term interest rates as it seeks to normalize monetary policy. Yields on the long end of the curve, meanwhile, have been fairly volatile; while the general trend is higher, the pace of rising rates has been slower on the longer end of the curve. The result is a very flat yield curve to the point where many investors are worried that the curve could invert—one measure being when 3-month U.S. Treasuries offer higher yields than 10-year Treasury bonds. At the end of November, that spread was only 64 basis points—100 basis points equals 1%—and any material increase in short-term rates could shrink that gap even further.

An inverted yield curve has historically been a reliable harbinger of a recession, although there are reasons to be more skeptical of the accuracy of the signals the curve is currently sending. Both in the United States and abroad, we're still working our way out of an unprecedented period of monetary intervention by central banks. Yields around the world are still quite low by historical standards in the wake of quantitative easing; investors' demand for income has certainly been adding to the downward pressures on longer-dated debt and that is likely distorting whatever signals the shape of the yield curve might be sending about the health of the economy.

Given those concerns, what might the Fed's next move be?

After raising rates again right after period end in December, the Fed has indicated that it'll scale back in 2019, possibly only raising rates two times during the year. Core inflation has recently been

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

"Both in the United States and abroad, we're still working our way out of an unprecedented period of monetary intervention by central banks."
right around 2%, which is the Fed's target level, and unless it picks up meaningfully, we think we're fairly close to a neutral level for the federal funds rate.

What detracted from fund performance during the reporting period?

While both interest rate- and credit-sensitive segments of the market sold off, credit markets were hit harder. This was particularly the case in October and November, when investors looked for less risky options. As a result, the fund's exposure to corporate bonds—both high yield and investment grade—weighed on results relative to the benchmark index. The fund had a sizable overweight in both segments versus the index.

The fund's overweight in corporate debt was funded in large part by a corresponding underweight in U.S. Treasuries. Although Treasuries also declined during the past six months, those losses were

QUALITY COMPOSITION AS OF 11/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

"... despite encouraging signs from the domestic economy, we don't believe now is the time to make big bets on either interest rates or credit."
generally smaller than the declines in the corporate bond market. Because of that, the fund's limited exposure to Treasuries also detracted from its relative results versus the benchmark.

What decisions helped relative results?

Securitized debt held up relatively well during the period. The fund had an overweight exposure versus the benchmark to asset-backed securities, including those backed by auto loans and credit card receivables. With the economy and the labor market both as strong as they are, the consumer has been one of the reliably bright spots in the macroeconomic picture. Delinquencies and defaults on consumer debt have been low and asset-backed securities tied to consumer debt fared relatively well. The fund's overweight exposure contributed positively to relative results.

How are you positioning the fund heading into 2019?

We're taking a fairly conservative stance in general as we head into the new year. As we've said before, despite encouraging signs from the domestic economy, we don't believe now is the time to make big bets on either interest rates or credit. To that end, we anticipate continuing to take a more neutral stance with respect to the fund's duration; however, sector weighting and individual security selection remain our primary strategic emphasis. While our goal is to offer investors a well-diversified portfolio, in general we prefer credit-driven holdings over interest-rate-sensitive securities, given the higher yields offered, the current strength of underlying fundamentals, and the upward pressures on interest rates.

With regard to credit, we continue to focus on higher-quality securities within both the investment-grade space and the high-yield area. We've also become more focused on shorter-maturity debt; the

COUNTRY COMPOSITION AS OF 11/30/18 (%)

United States	88.3
United Kingdom	2.4
Canada	1.5
Netherlands	1.3
France	1.1
Other countries	5.4
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

small additional yield for longer-dated corporate bonds doesn't adequately compensate investors for the risk of rising rates, in our view.

As we've said before, however, the reality for investors is that for the foreseeable future we're likely to remain in an environment of coupon-driven returns. Rising valuations aren't likely to be the main driver of returns over the near term. We're more than nine years into the economic expansion cycle, and it wouldn't surprise us if investors become increasingly prone to selling out of riskier assets in the face of any negative headlines. Although more frequent bouts of volatility seem likely, we believe the fund is well positioned for such an environment, and that investors' best defense against market turbulence remains a well-diversified portfolio and a focus on the long term.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-18	as of 11-30-18
Class A	-5.83	1.73	6.57	-4.44	8.97	88.90	3.46	3.45
Class B	-7.29	1.50	6.40	-5.65	7.71	86.03	2.90	2.90
Class C	-3.55	1.85	6.26	-1.80	9.60	83.46	2.91	2.90
Class I2	-1.64	2.87	7.38	-0.34	15.17	103.85	3.88	3.88
Class R2[2,3]	-1.96	2.48	6.99	-0.46	13.05	96.48	3.51	3.50
Class R4[2,3]	-1.77	2.70	7.07	-0.40	14.27	98.04	3.76	3.65
Class R6[2,3]	-1.46	3.01	7.35	-0.21	15.96	103.32	4.01	4.00
Class NAV[2,3]	-1.51	2.85	7.15	-0.27	15.08	99.45	4.03	4.02
Index†	-1.34	2.03	3.67	-0.30	10.58	43.36	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.80	1.50	1.50	0.50	0.90	0.75	0.40	0.39
Net (%)	0.79	1.49	1.49	0.49	0.89	0.64	0.39	0.38

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-08	18,603	18,603	14,336
Class C4	11-30-08	18,346	18,346	14,336
Class I2,3	11-30-08	20,385	20,385	14,336
Class R2[2,3]	11-30-08	19,648	19,648	14,336
Class R4[2,3]	11-30-08	19,804	19,804	14,336
Class R6[2,3]	11-30-08	20,332	20,332	14,336
Class NAV[2,3]	11-30-08	19,945	19,945	14,336

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2018, with the same investment held until November 30, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2018, with the same investment held until November 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
10	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2018	Ending value on 11-30-2018	Expenses paid during period ended 11-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 995.30	$3.90	0.78%
	Hypothetical example	1,000.00	1,021.20	3.95	0.78%
Class B	Actual expenses/actual returns	1,000.00	992.40	7.39	1.48%
	Hypothetical example	1,000.00	1,017.60	7.49	1.48%
Class C	Actual expenses/actual returns	1,000.00	991.80	7.39	1.48%
	Hypothetical example	1,000.00	1,017.60	7.49	1.48%
Class I	Actual expenses/actual returns	1,000.00	996.60	2.50	0.50%
	Hypothetical example	1,000.00	1,022.60	2.54	0.50%
Class R2	Actual expenses/actual returns	1,000.00	995.40	4.35	0.87%
	Hypothetical example	1,000.00	1,020.70	4.41	0.87%
Class R4	Actual expenses/actual returns	1,000.00	996.00	3.15	0.63%
	Hypothetical example	1,000.00	1,021.90	3.19	0.63%
Class R6	Actual expenses/actual returns	1,000.00	997.90	1.90	0.38%
	Hypothetical example	1,000.00	1,023.20	1.93	0.38%
Class NAV	Actual expenses/actual returns	1,000.00	997.30	1.85	0.37%
	Hypothetical example	1,000.00	1,023.20	1.88	0.37%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	11

Fund’s investments
AS OF 11-30-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.7%				$4,776,424,697
(Cost $4,893,103,296)
U.S. Government 13.4%				1,847,738,348
U.S. Treasury
Bond	2.750	11-15-42	343,385,000	312,185,252
Bond	3.000	02-15-47	208,395,000	196,762,327
Bond	3.000	08-15-48	692,410,000	652,298,903
Note	2.875	10-31-20	129,500,000	129,626,465
Note	3.125	11-15-28	513,046,000	518,236,584
Treasury Inflation Protected Security	0.375	07-15-25	40,135,464	38,628,817
U.S. Government Agency 21.3%				2,928,686,349
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	6,305,116	6,060,300
30 Yr Pass Thru	3.000	04-01-43	7,370,756	7,079,957
30 Yr Pass Thru	3.000	06-01-43	2,604,363	2,499,985
30 Yr Pass Thru	3.000	12-01-45	26,508,169	25,354,650
30 Yr Pass Thru	3.000	05-01-46	4,826,838	4,615,287
30 Yr Pass Thru	3.000	10-01-46	9,052,026	8,646,807
30 Yr Pass Thru	3.000	10-01-46	9,830,710	9,399,849
30 Yr Pass Thru	3.000	10-01-46	15,888,467	15,177,210
30 Yr Pass Thru	3.000	10-01-46	108,673,728	103,876,805
30 Yr Pass Thru	3.000	11-01-46	18,837,242	17,988,095
30 Yr Pass Thru	3.000	12-01-46	93,377,080	89,211,584
30 Yr Pass Thru	3.000	12-01-46	18,974,301	18,130,834
30 Yr Pass Thru	3.000	04-01-47	54,429,452	51,975,876
30 Yr Pass Thru	3.500	02-01-41	16,933,923	16,757,307
30 Yr Pass Thru	3.500	01-01-42	1,786,827	1,769,866
30 Yr Pass Thru	3.500	05-01-42	1,541,328	1,526,216
30 Yr Pass Thru	3.500	06-01-42	6,450,658	6,387,411
30 Yr Pass Thru	3.500	08-01-42	1,756,053	1,738,835
30 Yr Pass Thru	3.500	09-01-42	2,116,204	2,093,472
30 Yr Pass Thru	3.500	04-01-44	7,459,952	7,382,147
30 Yr Pass Thru	3.500	05-01-45	17,512,974	17,256,436
30 Yr Pass Thru	3.500	01-01-46	2,154,233	2,122,676
30 Yr Pass Thru	3.500	08-01-46	90,339,260	89,058,277
30 Yr Pass Thru	3.500	09-01-46	24,665,369	24,280,937
30 Yr Pass Thru	3.500	09-01-46	12,987,671	12,769,012
30 Yr Pass Thru	3.500	10-01-46	5,630,540	5,548,941
30 Yr Pass Thru	3.500	10-01-46	31,263,373	30,771,219
30 Yr Pass Thru	3.500	11-01-46	10,932,171	10,751,534
30 Yr Pass Thru	3.500	11-01-46	11,762,305	11,582,655
30 Yr Pass Thru	3.500	12-01-46	19,002,449	18,724,093
30 Yr Pass Thru	3.500	01-01-47	10,717,580	10,558,909
30 Yr Pass Thru	3.500	02-01-47	19,035,348	18,759,484
12	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-47	19,763,550	$19,470,956
30 Yr Pass Thru	3.500	11-01-47	51,666,629	50,837,137
30 Yr Pass Thru	3.500	11-01-47	17,467,293	17,181,403
30 Yr Pass Thru	4.000	01-01-41	17,273,212	17,531,634
30 Yr Pass Thru	4.000	03-01-42	8,407,757	8,541,427
30 Yr Pass Thru	4.000	11-01-43	5,377,262	5,472,835
30 Yr Pass Thru	4.000	02-01-44	2,241,087	2,272,514
30 Yr Pass Thru	4.000	07-01-45	25,331,159	25,694,304
30 Yr Pass Thru	4.000	01-01-47	16,305,156	16,528,714
30 Yr Pass Thru	4.000	03-01-47	67,818,241	68,419,593
30 Yr Pass Thru	4.000	03-01-47	20,897,704	21,128,719
30 Yr Pass Thru	4.000	04-01-47	28,985,137	29,373,491
30 Yr Pass Thru	4.000	05-01-47	22,034,814	22,330,045
30 Yr Pass Thru	4.000	10-01-47	38,711,400	39,199,826
30 Yr Pass Thru	4.000	03-01-48	15,437,371	15,595,965
30 Yr Pass Thru	4.000	08-01-48	40,361,095	40,693,755
30 Yr Pass Thru	4.500	11-01-39	2,425,700	2,521,780
30 Yr Pass Thru	4.500	02-01-41	4,030,462	4,192,625
30 Yr Pass Thru	4.500	03-01-41	2,375,559	2,468,169
30 Yr Pass Thru	4.500	09-01-41	1,601,535	1,664,471
30 Yr Pass Thru	4.500	10-01-41	1,838,470	1,910,716
30 Yr Pass Thru	4.500	06-01-47	24,598,596	25,503,748
30 Yr Pass Thru	5.000	03-01-41	1,200,397	1,268,721
30 Yr Pass Thru	5.500	05-01-38	242,336	262,039
30 Yr Pass Thru	5.500	11-01-39	5,196,285	5,618,778
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	4,493,979	4,459,046
15 Yr Pass Thru	3.500	02-01-26	654,675	659,637
15 Yr Pass Thru	3.500	03-01-26	5,260,725	5,300,578
15 Yr Pass Thru	4.000	12-01-24	1,998,615	2,035,804
15 Yr Pass Thru	5.000	07-01-19	149	149
30 Yr Pass Thru	3.000	07-01-42	4,916,313	4,724,845
30 Yr Pass Thru	3.000	10-01-42	9,529,462	9,158,334
30 Yr Pass Thru	3.000	10-01-42	4,759,833	4,574,460
30 Yr Pass Thru	3.000	12-01-42	2,258,658	2,170,694
30 Yr Pass Thru	3.000	01-01-43	1,659,339	1,594,715
30 Yr Pass Thru	3.000	03-01-43	1,796,728	1,727,315
30 Yr Pass Thru	3.000	04-01-43	2,878,158	2,765,168
30 Yr Pass Thru	3.000	05-01-43	2,492,311	2,396,026
30 Yr Pass Thru	3.000	06-01-43	2,538,484	2,438,829
30 Yr Pass Thru	3.000	07-01-43	29,607,248	28,426,425
30 Yr Pass Thru	3.000	08-01-46	62,722,846	59,927,264
30 Yr Pass Thru	3.000	08-01-46	45,837,030	43,794,055
30 Yr Pass Thru	3.000	09-01-46	6,356,172	6,080,820
30 Yr Pass Thru	3.000	10-01-46	4,623,978	4,422,220
30 Yr Pass Thru	3.000	01-01-47	36,240,610	34,608,362
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	02-01-47	19,339,165	$18,489,298
30 Yr Pass Thru	3.000	10-01-47	43,249,352	41,308,196
30 Yr Pass Thru	3.000	11-01-47	50,715,920	48,455,492
30 Yr Pass Thru	3.500	11-01-40	3,613,585	3,572,509
30 Yr Pass Thru	3.500	06-01-42	3,436,467	3,402,774
30 Yr Pass Thru	3.500	06-01-42	312,464	309,401
30 Yr Pass Thru	3.500	08-01-42	6,285,357	6,223,731
30 Yr Pass Thru	3.500	01-01-43	2,911,065	2,879,794
30 Yr Pass Thru	3.500	02-01-43	918,145	908,569
30 Yr Pass Thru	3.500	05-01-43	1,681,520	1,663,457
30 Yr Pass Thru	3.500	06-01-43	22,085,940	21,848,688
30 Yr Pass Thru	3.500	07-01-43	1,706,665	1,688,865
30 Yr Pass Thru	3.500	07-01-43	6,207,475	6,136,913
30 Yr Pass Thru	3.500	07-01-43	6,600,036	6,529,137
30 Yr Pass Thru	3.500	01-01-45	5,058,933	4,992,733
30 Yr Pass Thru	3.500	04-01-45	17,280,129	17,027,003
30 Yr Pass Thru	3.500	04-01-45	4,632,569	4,564,710
30 Yr Pass Thru	3.500	04-01-45	19,204,825	18,923,505
30 Yr Pass Thru	3.500	08-01-45	23,348,333	23,006,318
30 Yr Pass Thru	3.500	01-01-46	45,316,122	44,687,715
30 Yr Pass Thru	3.500	02-01-46	33,646,794	33,127,634
30 Yr Pass Thru	3.500	07-01-46	41,187,903	40,526,644
30 Yr Pass Thru	3.500	07-01-46	12,714,825	12,510,692
30 Yr Pass Thru	3.500	08-01-46	45,757,819	45,073,241
30 Yr Pass Thru	3.500	02-01-47	51,624,894	50,836,407
30 Yr Pass Thru	3.500	03-01-47	56,209,477	55,377,313
30 Yr Pass Thru	3.500	05-01-47	38,324,081	37,780,657
30 Yr Pass Thru	3.500	07-01-47	71,477,565	70,419,361
30 Yr Pass Thru	3.500	09-01-47	14,407,361	14,149,041
30 Yr Pass Thru	3.500	11-01-47	67,356,236	66,243,282
30 Yr Pass Thru	3.500	11-01-47	10,136,423	9,954,680
30 Yr Pass Thru	4.000	09-01-40	8,298,657	8,422,164
30 Yr Pass Thru	4.000	09-01-40	12,625,855	12,813,763
30 Yr Pass Thru	4.000	11-01-40	2,959,740	3,013,963
30 Yr Pass Thru	4.000	12-01-40	1,740,059	1,765,956
30 Yr Pass Thru	4.000	12-01-40	4,839,063	4,911,082
30 Yr Pass Thru	4.000	01-01-41	5,157,641	5,234,401
30 Yr Pass Thru	4.000	01-01-41	2,042,321	2,075,270
30 Yr Pass Thru	4.000	02-01-41	2,235,304	2,271,366
30 Yr Pass Thru	4.000	09-01-41	9,821,824	9,974,139
30 Yr Pass Thru	4.000	09-01-41	2,557,307	2,599,362
30 Yr Pass Thru	4.000	09-01-41	4,301,865	4,376,644
30 Yr Pass Thru	4.000	10-01-41	2,457,490	2,497,904
30 Yr Pass Thru	4.000	10-01-41	1,747,340	1,773,346
30 Yr Pass Thru	4.000	10-01-41	2,965,844	3,013,691
30 Yr Pass Thru	4.000	01-01-42	3,830,123	3,893,111
14	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	03-01-42	1,957,684	$1,989,266
30 Yr Pass Thru	4.000	05-01-42	7,710,523	7,832,506
30 Yr Pass Thru	4.000	07-01-42	492,068	500,007
30 Yr Pass Thru	4.000	09-01-43	9,233,405	9,402,564
30 Yr Pass Thru	4.000	10-01-43	10,308,423	10,484,390
30 Yr Pass Thru	4.000	10-01-43	4,375,526	4,446,116
30 Yr Pass Thru	4.000	01-01-44	6,994,224	7,111,432
30 Yr Pass Thru	4.000	12-01-45	23,746,395	24,040,441
30 Yr Pass Thru	4.000	02-01-46	15,901,892	16,044,139
30 Yr Pass Thru	4.000	04-01-46	16,063,450	16,207,142
30 Yr Pass Thru	4.000	06-01-46	10,962,968	11,061,035
30 Yr Pass Thru	4.000	07-01-46	28,000,592	28,242,316
30 Yr Pass Thru	4.000	10-01-46	6,705,238	6,763,123
30 Yr Pass Thru	4.000	01-01-47	20,514,560	20,819,874
30 Yr Pass Thru	4.000	03-01-47	31,886,612	32,166,866
30 Yr Pass Thru	4.000	04-01-47	29,019,008	29,441,823
30 Yr Pass Thru	4.000	11-01-47	10,567,491	10,678,532
30 Yr Pass Thru	4.000	12-01-47	17,082,762	17,267,602
30 Yr Pass Thru	4.000	04-01-48	88,328,012	89,228,542
30 Yr Pass Thru	4.000	07-01-48	34,126,948	34,373,570
30 Yr Pass Thru	4.000	09-01-48	54,596,247	55,135,811
30 Yr Pass Thru	4.000	10-01-48	55,778,674	56,155,615
30 Yr Pass Thru	4.000	10-01-48	32,837,345	33,059,253
30 Yr Pass Thru	4.500	11-01-39	4,805,226	4,995,746
30 Yr Pass Thru	4.500	08-01-40	3,551,556	3,694,589
30 Yr Pass Thru	4.500	08-01-40	2,220,353	2,309,774
30 Yr Pass Thru	4.500	02-01-41	8,288,270	8,622,067
30 Yr Pass Thru	4.500	05-01-41	4,807,498	5,001,112
30 Yr Pass Thru	4.500	05-01-41	5,571,989	5,792,909
30 Yr Pass Thru	4.500	06-01-41	7,206,416	7,489,887
30 Yr Pass Thru	4.500	07-01-41	5,169,457	5,372,802
30 Yr Pass Thru	4.500	08-01-41	3,561,123	3,701,203
30 Yr Pass Thru	4.500	05-01-42	7,855,997	8,172,385
30 Yr Pass Thru	4.500	11-01-42	5,326,266	5,540,773
30 Yr Pass Thru	4.500	01-01-43	1,586,804	1,649,222
30 Yr Pass Thru	4.500	10-01-45	18,008,641	18,660,750
30 Yr Pass Thru	4.500	05-01-46	11,626,496	12,000,269
30 Yr Pass Thru	4.500	04-01-48	1,938,222	2,002,955
30 Yr Pass Thru	4.500	04-01-48	19,114,516	19,681,230
30 Yr Pass Thru	4.500	05-01-48	55,234,956	57,105,604
30 Yr Pass Thru	4.500	06-01-48	59,530,188	61,537,004
30 Yr Pass Thru	4.500	06-01-48	48,726,619	50,506,281
30 Yr Pass Thru (6 month LIBOR + 2.122%) (A)	4.622	07-01-33	413	431
30 Yr Pass Thru	5.000	03-01-34	1,267,784	1,338,716
30 Yr Pass Thru	5.000	12-01-34	5,259	5,559
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	02-01-36		1,663,168	$1,762,567
30 Yr Pass Thru	5.000	11-01-36		315,441	334,381
30 Yr Pass Thru	5.000	08-01-40		3,538,731	3,741,529
30 Yr Pass Thru	5.000	09-01-40		948,892	1,003,124
30 Yr Pass Thru	5.000	09-01-40		2,734,602	2,892,172
30 Yr Pass Thru	5.000	02-01-41		2,328,506	2,460,493
30 Yr Pass Thru	5.000	03-01-41		2,444,186	2,582,730
30 Yr Pass Thru	5.000	04-01-41		1,684,218	1,788,632
30 Yr Pass Thru	5.000	07-01-42		2,040,773	2,157,088
30 Yr Pass Thru	5.500	12-01-34		70,670	76,477
30 Yr Pass Thru	6.500	01-01-39		1,657,780	1,859,655
30 Yr Pass Thru	7.000	09-01-31		138	156
30 Yr Pass Thru	7.000	09-01-31		138	156
30 Yr Pass Thru	7.000	09-01-31		2,385	2,690
30 Yr Pass Thru	7.000	01-01-32		112	126
30 Yr Pass Thru	7.000	05-01-32		124	140
30 Yr Pass Thru	7.000	06-01-32		144	161
30 Yr Pass Thru	7.500	09-01-29		77	87
30 Yr Pass Thru	7.500	12-01-29		80	90
30 Yr Pass Thru	7.500	12-01-30		29	33
30 Yr Pass Thru	7.500	01-01-31		35	39
30 Yr Pass Thru	7.500	05-01-31		363	412
30 Yr Pass Thru	7.500	08-01-31		162	181
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41		2,264,392	2,312,245
30 Yr Pass Thru	5.000	04-15-35		4,000	4,240
30 Yr Pass Thru	5.000	04-15-35		2,203	2,334
30 Yr Pass Thru	5.500	03-15-35		5,349	5,791
30 Yr Pass Thru	6.000	03-15-33		2,807	3,089
30 Yr Pass Thru	6.000	06-15-33		1,053	1,155
30 Yr Pass Thru	6.500	09-15-28		406	446
30 Yr Pass Thru	6.500	09-15-29		200	220
30 Yr Pass Thru	6.500	08-15-31		313	348
30 Yr Pass Thru	7.000	04-15-29		870	971

30 Yr Pass Thru	8.000	10-15-26		411	459
Foreign government obligations 0.3%					$42,881,490
(Cost $50,438,772)
Argentina 0.1%					18,397,802
Provincia de Buenos Aires Bond (B)	7.875	06-15-27		7,380,000	5,664,150
Republic of Argentina Bond	5.875	01-11-28		17,012,000	12,733,652
Brazil 0.1%					13,154,808
Federative Republic of Brazil Note	10.000	01-01-23	BRL	47,405,000	13,154,808
16	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Qatar 0.1%				$11,328,880
Government of Qatar Bond (B)	5.103	04-23-48	11,175,000	11,328,880

Corporate bonds 43.1%				$5,935,673,633
(Cost $6,165,862,715)
Communication services 5.4%				737,528,462
Diversified telecommunication services 1.5%
C&W Senior Financing DAC (B)	6.875	09-15-27	12,315,000	11,422,163
C&W Senior Financing DAC (B)	7.500	10-15-26	5,236,000	5,062,584
Cablevision SA (B)	6.500	06-15-21	9,120,000	8,860,171
Cincinnati Bell, Inc. (B)(C)	7.000	07-15-24	19,305,000	16,928,072
GCI LLC	6.875	04-15-25	9,728,000	9,703,680
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	11,730,000	11,758,328
Radiate Holdco LLC (B)(C)	6.625	02-15-25	12,650,000	11,385,000
Radiate Holdco LLC (B)	6.875	02-15-23	4,594,000	4,295,390
Sprint Spectrum Company LLC (B)	3.360	03-20-23	9,041,250	8,939,536
Telecom Italia Capital SA	7.200	07-18-36	18,705,000	17,788,455
Telecom Italia SpA (B)	5.303	05-30-24	13,015,000	12,217,831
UPC Holding BV (B)	5.500	01-15-28	11,040,000	10,046,400
Verizon Communications, Inc.	4.400	11-01-34	13,949,000	13,233,979
Verizon Communications, Inc.	4.672	03-15-55	12,740,000	11,461,128
Verizon Communications, Inc.	4.862	08-21-46	34,604,000	33,016,726
Verizon Communications, Inc.	5.012	08-21-54	11,559,000	10,926,522
West Corp. (B)	8.500	10-15-25	5,850,000	4,826,250
Windstream Services LLC (B)(C)	10.500	06-30-24	10,729,000	8,797,780
Entertainment 0.6%
Activision Blizzard, Inc.	3.400	09-15-26	14,358,000	13,324,378
Electronic Arts, Inc.	4.800	03-01-26	20,973,000	21,662,535
Lions Gate Capital Holdings LLC (B)	5.875	11-01-24	8,795,000	8,860,963
Netflix, Inc.	4.875	04-15-28	13,385,000	12,347,663
Netflix, Inc. (B)	5.875	11-15-28	21,990,000	21,770,100
Interactive media and services 0.1%
Rackspace Hosting, Inc. (B)(C)	8.625	11-15-24	13,786,000	11,683,635
Media 2.7%
Altice Financing SA (B)(C)	6.625	02-15-23	10,820,000	10,684,750
Cablevision Systems Corp.	5.875	09-15-22	10,805,000	10,805,000
CBS Corp.	3.375	03-01-22	7,360,000	7,270,036
CBS Corp.	3.700	08-15-24	11,475,000	11,077,830
Cengage Learning, Inc. (B)(C)	9.500	06-15-24	15,355,000	11,554,638
Charter Communications Operating LLC	4.200	03-15-28	29,265,000	27,239,702
Charter Communications Operating LLC	5.750	04-01-48	26,490,000	24,693,428
Charter Communications Operating LLC	6.484	10-23-45	27,615,000	27,629,307
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	11,972,000	12,155,172
CSC Holdings LLC (B)	5.375	02-01-28	7,545,000	7,092,300
CSC Holdings LLC (B)	5.500	04-15-27	9,225,000	8,856,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC (B)	7.500	04-01-28	11,010,000	$11,340,080
McGraw-Hill Global Education Holdings LLC (B)(C)	7.875	05-15-24	10,220,000	8,354,850
MDC Partners, Inc. (B)(C)	6.500	05-01-24	13,462,000	11,442,700
Meredith Corp. (B)	6.875	02-01-26	21,445,000	21,927,513
Myriad International Holdings BV (B)	4.850	07-06-27	4,575,000	4,333,756
Myriad International Holdings BV (B)	5.500	07-21-25	18,235,000	18,184,562
National CineMedia LLC	6.000	04-15-22	5,671,000	5,692,266
Sinclair Television Group, Inc. (B)	5.125	02-15-27	9,535,000	8,486,150
Sirius XM Radio, Inc. (B)	5.000	08-01-27	27,169,000	25,538,860
Sirius XM Radio, Inc. (B)	5.375	07-15-26	14,590,000	14,207,013
Tribune Media Company	5.875	07-15-22	14,200,000	14,377,500
Viacom, Inc.	4.375	03-15-43	8,275,000	6,713,867
Viacom, Inc.	5.850	09-01-43	11,477,000	11,390,355
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	13,438,000	12,874,331
Warner Media LLC	3.800	02-15-27	15,321,000	14,277,481
WMG Acquisition Corp. (B)	4.875	11-01-24	6,456,000	6,246,180
WMG Acquisition Corp. (B)	5.500	04-15-26	9,627,000	9,338,190
Wireless telecommunication services 0.5%
CC Holdings GS V LLC	3.849	04-15-23	13,076,000	12,854,265
Comunicaciones Celulares SA (B)(C)	6.875	02-06-24	8,530,000	8,703,799
Millicom International Cellular SA (B)	5.125	01-15-28	4,100,000	3,618,250
MTN Mauritius Investments, Ltd. (B)	4.755	11-11-24	11,810,000	10,609,726
Oztel Holdings SPC, Ltd. (B)	6.625	04-24-28	12,450,000	11,852,886
Sprint Capital Corp.	6.875	11-15-28	13,120,000	12,677,200
Sprint Corp.	7.875	09-15-23	12,485,000	13,109,250
Consumer discretionary 3.9%				542,804,729
Auto components 0.2%
Lear Corp.	5.250	01-15-25	13,462,000	13,782,622
Nemak SAB de CV (B)	4.750	01-23-25	9,775,000	9,139,625
Automobiles 1.9%
BMW US Capital LLC (B)	3.250	08-14-20	26,540,000	26,483,874
Daimler Finance North America LLC (B)	2.200	05-05-20	11,745,000	11,538,662
Daimler Finance North America LLC (B)	3.100	05-04-20	24,480,000	24,319,072
Daimler Finance North America LLC (B)	3.750	11-05-21	21,991,000	21,891,807
Ford Motor Company	4.750	01-15-43	10,094,000	7,622,655
Ford Motor Credit Company LLC	3.336	03-18-21	13,505,000	13,048,345
Ford Motor Credit Company LLC	3.813	10-12-21	32,300,000	31,302,574
Ford Motor Credit Company LLC	5.875	08-02-21	31,340,000	31,930,713
General Motors Company	4.875	10-02-23	25,399,000	25,422,486
General Motors Financial Company, Inc.	3.550	04-09-21	13,360,000	13,121,123
General Motors Financial Company, Inc.	4.000	01-15-25	21,879,000	20,552,692
General Motors Financial Company, Inc.	4.300	07-13-25	18,022,000	16,959,724
18	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
JB Poindexter & Company, Inc. (B)	7.125	04-15-26	4,032,000	$3,840,480
Mclaren Finance PLC (B)	5.750	08-01-22	3,425,000	3,139,968
Nissan Motor Acceptance Corp. (B)	3.650	09-21-21	10,915,000	10,810,194
Diversified consumer services 0.1%
Graham Holdings Company (B)	5.750	06-01-26	4,640,000	4,698,000
Laureate Education, Inc. (B)	8.250	05-01-25	8,575,000	9,153,813
Hotels, restaurants and leisure 0.4%
CCM Merger, Inc. (B)	6.000	03-15-22	10,190,000	10,317,375
Eldorado Resorts, Inc. (B)	6.000	09-15-26	6,670,000	6,453,225
Eldorado Resorts, Inc.	7.000	08-01-23	4,535,000	4,739,075
GLP Capital LP	5.375	04-15-26	12,342,000	12,324,351
Hilton Domestic Operating Company, Inc. (B)	5.125	05-01-26	7,593,000	7,441,140
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	6,962,000	6,953,298
International Game Technology PLC (B)	6.500	02-15-25	8,315,000	8,483,795
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	6,564,000	6,890,231
Waterford Gaming LLC (B)(D)(E)	8.625	09-15-14	440,015	0
Internet and direct marketing retail 1.0%
Amazon.com, Inc.	3.150	08-22-27	30,440,000	28,919,055
Amazon.com, Inc.	4.050	08-22-47	16,802,000	15,813,530
Expedia Group, Inc.	3.800	02-15-28	31,110,000	28,281,548
Expedia Group, Inc.	5.000	02-15-26	31,037,000	31,145,927
QVC, Inc.	4.375	03-15-23	12,777,000	12,405,793
QVC, Inc.	5.125	07-02-22	8,809,000	8,924,163
QVC, Inc.	5.450	08-15-34	10,129,000	9,011,135
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23	10,612,000	10,054,870
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	34,820,000	32,476,339
Textiles, apparel and luxury goods 0.0%
Eagle Intermediate Global Holding BV (B)	7.500	05-01-25	3,610,000	3,411,450
Consumer staples 0.9%				123,732,957
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	13,365,000	12,003,602
Constellation Brands, Inc.	3.200	02-15-23	13,513,000	13,064,784
Keurig Dr. Pepper, Inc. (B)	3.551	05-25-21	27,287,000	27,039,637
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	12,455,000	11,935,910
Simmons Foods, Inc. (B)	5.750	11-01-24	9,570,000	7,177,500
Food products 0.2%
Conagra Brands, Inc.	3.800	10-22-21	8,938,000	8,919,193
Kraft Heinz Foods Company (B)	4.875	02-15-25	11,657,000	11,696,251
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.1%
Kronos Acquisition Holdings, Inc. (B)	9.000	08-15-23	10,785,000	$9,275,100
Personal products 0.1%
Natura Cosmeticos SA (B)(C)	5.375	02-01-23	18,000,000	17,662,680
Tobacco 0.0%
Vector Group, Ltd. (B)	6.125	02-01-25	5,540,000	4,958,300
Energy 5.4%				737,242,648
Energy equipment and services 0.5%
Antero Midstream Partners LP	5.375	09-15-24	12,787,000	12,469,882
Archrock Partners LP	6.000	04-01-21	12,648,000	12,395,040
Archrock Partners LP	6.000	10-01-22	10,999,000	10,724,025
CSI Compressco LP	7.250	08-15-22	19,421,000	17,818,768
CSI Compressco LP (B)	7.500	04-01-25	11,120,000	10,869,800
Inkia Energy, Ltd. (B)(C)	5.875	11-09-27	4,600,000	4,283,796
Oil, gas and consumable fuels 4.9%
Andeavor Logistics LP	4.250	12-01-27	7,928,000	7,400,416
Andeavor Logistics LP	5.250	01-15-25	4,997,000	5,074,453
Andeavor Logistics LP	6.375	05-01-24	12,514,000	13,092,773
Antero Resources Corp.	5.125	12-01-22	16,595,000	16,263,100
Cenovus Energy, Inc.	4.450	09-15-42	15,104,000	11,182,947
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	22,002,000	21,314,438
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	7,805,000	8,039,150
Chesapeake Energy Corp.	7.500	10-01-26	8,772,000	8,136,030
Cimarex Energy Company (C)	4.375	06-01-24	9,814,000	9,589,076
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	9,455,000	9,012,495
Columbia Pipeline Group, Inc.	4.500	06-01-25	10,745,000	10,829,353
Continental Resources, Inc.	5.000	09-15-22	28,866,000	28,869,375
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	17,017,000	15,676,911
DCP Midstream Operating LP	2.700	04-01-19	10,889,000	10,834,555
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (B)	5.850	05-21-43	24,880,000	20,899,200
Diamondback Energy, Inc. (B)	4.750	11-01-24	10,392,000	10,080,240
Enbridge Energy Partners LP	4.375	10-15-20	18,997,000	19,162,375
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (A)(C)	6.194	10-01-77	13,728,000	13,744,893
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	18,480,000	15,859,814
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	14,073,000	12,507,780
Energy Transfer LP	5.875	01-15-24	9,565,000	9,863,906
Energy Transfer Operating LP	4.200	04-15-27	5,262,000	4,853,505
Energy Transfer Operating LP	5.150	03-15-45	14,320,000	12,310,536
20	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer Partners LP	5.000	10-01-22	2,134,000	$2,171,724
Energy Transfer Partners LP	5.875	03-01-22	1,450,000	1,512,679
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	28,369,000	24,159,750
Kinder Morgan Energy Partners LP	7.750	03-15-32	9,445,000	11,147,983
MPLX LP	4.000	03-15-28	14,260,000	13,208,787
MPLX LP	4.800	02-15-29	8,470,000	8,334,729
Murphy Oil Corp.	5.750	08-15-25	9,531,000	9,195,123
Newfield Exploration Company	5.625	07-01-24	7,612,000	7,783,270
Newfield Exploration Company	5.750	01-30-22	9,097,000	9,278,940
Nostrum Oil & Gas Finance BV (B)	7.000	02-16-25	7,218,000	4,897,341
ONEOK Partners LP	5.000	09-15-23	6,423,000	6,554,651
Parsley Energy LLC (B)	5.625	10-15-27	12,760,000	12,122,000
Petrobras Global Finance BV	7.375	01-17-27	22,803,000	23,580,582
Petroleos Mexicanos	4.875	01-24-22	16,153,000	15,636,104
Petroleos Mexicanos	5.375	03-13-22	4,020,000	3,935,178
Sabine Pass Liquefaction LLC	4.200	03-15-28	12,705,000	11,943,640
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,756,000	12,723,171
Sabine Pass Liquefaction LLC	5.750	05-15-24	22,120,000	23,298,394
Sabine Pass Liquefaction LLC	5.875	06-30-26	8,155,000	8,587,844
SM Energy Company	6.625	01-15-27	3,205,000	3,060,775
Sunoco Logistics Partners Operations LP	3.900	07-15-26	22,944,000	20,910,503
Sunoco Logistics Partners Operations LP	4.400	04-01-21	13,429,000	13,516,195
Sunoco Logistics Partners Operations LP	5.400	10-01-47	12,886,000	11,456,608
Tallgrass Energy Partners LP (B)	4.750	10-01-23	12,040,000	11,904,550
Tapstone Energy LLC (B)	9.750	06-01-22	4,410,000	3,599,663
Targa Resources Partners LP (B)	5.875	04-15-26	12,625,000	12,561,875
Teekay Offshore Partners LP (B)	8.500	07-15-23	12,755,000	12,436,125
The Williams Companies, Inc.	3.750	06-15-27	17,260,000	15,963,062
The Williams Companies, Inc.	4.550	06-24-24	23,390,000	23,418,275
The Williams Companies, Inc.	5.750	06-24-44	17,370,000	17,092,012
WPX Energy, Inc.	5.250	09-15-24	5,040,000	4,788,000
YPF SA (B)(C)	8.500	07-28-25	14,090,000	13,304,483
Financials 13.7%				1,880,579,011
Banks 8.6%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	17,985,000	17,582,392
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (B)(F)	6.750	06-15-26	10,390,000	10,364,025
Banco Santander SA	4.379	04-12-28	16,800,000	15,494,299
Bank of America Corp.	3.950	04-21-25	19,001,000	18,363,618
Bank of America Corp.	4.200	08-26-24	9,262,000	9,143,621
Bank of America Corp.	4.250	10-22-26	7,196,000	6,972,917
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	4.450	03-03-26	26,853,000	$26,376,480
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	27,285,000	28,444,613
Banque Federative du Credit Mutuel SA (B)	2.200	07-20-20	17,150,000	16,779,390
Barclays Bank PLC	2.650	01-11-21	36,340,000	35,367,376
Barclays Bank PLC (B)	10.179	06-12-21	7,980,000	9,012,071
Barclays PLC	4.375	01-12-26	12,490,000	11,816,764
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	15,049,000	14,008,813
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (B)(F)	7.000	08-16-28	14,170,000	13,655,771
BPCE SA (B)	4.500	03-15-25	16,990,000	16,314,697
BPCE SA (B)	5.700	10-22-23	14,625,000	15,045,630
Canadian Imperial Bank of Commerce	2.700	02-02-21	40,985,000	40,269,430
Citigroup, Inc.	2.350	08-02-21	25,725,000	24,811,108
Citigroup, Inc.	4.600	03-09-26	30,298,000	29,784,627
Citigroup, Inc.	5.500	09-13-25	9,079,000	9,458,506
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	18,095,000	18,230,713
Citizens Bank NA	2.200	05-26-20	16,310,000	15,994,724
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (B)(F)	11.000	06-30-19	11,224,000	11,672,960
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(F)	7.875	01-23-24	14,420,000	14,559,023
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	11,664,000	10,730,880
Freedom Mortgage Corp. (B)	8.125	11-15-24	13,759,000	12,211,113
Freedom Mortgage Corp. (B)	8.250	04-15-25	5,630,000	5,017,738
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (F)	6.375	09-17-24	6,870,000	6,541,064
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (F)	6.875	06-01-21	16,755,000	17,152,931
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	26,830,000	26,456,144
ING Bank NV (B)	5.800	09-25-23	14,899,000	15,475,430
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)(F)	6.500	04-16-25	7,180,000	6,741,302
JPMorgan Chase & Co.	2.400	06-07-21	29,495,000	28,652,159
JPMorgan Chase & Co.	3.200	06-15-26	17,787,000	16,556,160
22	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	39,330,000	$39,180,613
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	17,898,000	18,931,610
Lloyds Banking Group PLC	4.450	05-08-25	40,395,000	39,611,625
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	16,295,000	15,435,928
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	12,207,000	11,947,601
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (A)	2.961	12-01-21	9,230,000	9,162,270
PNC Bank NA	2.450	07-28-22	25,280,000	24,221,931
PNC Bank NA	2.500	01-22-21	32,345,000	31,688,432
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%)	3.374	08-13-21	27,330,000	27,139,668
Regions Financial Corp.	2.750	08-14-22	25,595,000	24,559,741
Santander Holdings USA, Inc.	3.400	01-18-23	14,092,000	13,352,274
Santander Holdings USA, Inc.	3.700	03-28-22	23,915,000	23,352,789
Santander Holdings USA, Inc.	4.450	12-03-21	16,949,000	16,980,128
Santander UK Group Holdings PLC (B)	4.750	09-15-25	14,195,000	13,311,688
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (B)(F)	7.375	09-13-21	16,225,000	15,981,625
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (B)(C)(F)	8.000	09-29-25	14,770,000	14,806,925
SunTrust Bank	2.450	08-01-22	17,865,000	17,136,535
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.298%)	2.590	01-29-21	28,390,000	28,077,263
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	12,334,000	11,826,209
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (F)	6.750	08-01-21	28,793,000	30,160,668
The Royal Bank of Scotland Group PLC	3.875	09-12-23	19,400,000	18,373,890
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	12,630,000	12,440,550
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21	20,880,000	21,506,400
Wells Fargo & Company (3 month LIBOR + 3.770%) (A)(F)	6.104	03-15-19	13,787,000	13,849,042
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	41,771,000	42,544,599
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo Bank N.A. (3.325% to 7-23-20, then 3 month LIBOR + 0.490%)	3.325	07-23-21	40,450,000	$40,237,689
Westpac Banking Corp.	2.150	03-06-20	32,868,000	32,413,812
Capital markets 1.4%
Ares Capital Corp.	3.625	01-19-22	14,776,000	14,432,034
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (B)(F)	7.500	12-11-23	9,655,000	9,823,963
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (B)(F)	7.500	07-17-23	15,725,000	15,469,469
FS Investment Corp.	4.000	07-15-19	6,995,000	6,993,318
FS Investment Corp.	4.250	01-15-20	8,205,000	8,206,825
Macquarie Bank, Ltd. (B)	4.875	06-10-25	16,865,000	16,613,344
Morgan Stanley	3.875	01-27-26	14,048,000	13,543,549
Morgan Stanley	5.500	01-26-20	17,482,000	17,886,121
Stifel Financial Corp.	4.250	07-18-24	11,763,000	11,722,388
The Goldman Sachs Group, Inc.	3.850	01-26-27	32,665,000	30,739,763
UBS AG (B)	2.450	12-01-20	27,610,000	26,993,717
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (B)	2.859	08-15-23	24,715,000	23,610,741
Consumer finance 1.2%
Ally Financial, Inc.	5.125	09-30-24	24,868,000	25,186,310
American Express Company	2.500	08-01-22	25,570,000	24,394,265
Capital One Financial Corp.	3.450	04-30-21	25,600,000	25,413,197
Capital One Financial Corp.	3.500	06-15-23	13,510,000	13,138,167
Credit Acceptance Corp.	6.125	02-15-21	11,459,000	11,473,324
Credito Real SAB de CV (B)	7.250	07-20-23	6,865,000	6,521,750
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (B)(F)	9.125	11-29-22	9,270,000	8,584,020
Discover Financial Services	3.950	11-06-24	23,893,000	23,322,413
Discover Financial Services	4.100	02-09-27	6,489,000	6,033,099
Discover Financial Services	5.200	04-27-22	2,750,000	2,827,804
Enova International, Inc. (B)	8.500	09-01-24	3,051,000	2,799,293
Enova International, Inc. (B)	8.500	09-15-25	14,087,000	12,783,953
Springleaf Finance Corp.	6.875	03-15-25	5,750,000	5,412,188
Diversified financial services 0.7%
ASP AMC Merger Sub, Inc. (B)	8.000	05-15-25	11,796,000	7,460,970
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (B)	6.125	11-30-21	512,653	523,675
Jefferies Financial Group, Inc.	5.500	10-18-23	13,886,000	14,248,523
Jefferies Group LLC	4.150	01-23-30	17,220,000	14,934,785
Jefferies Group LLC	4.850	01-15-27	16,145,000	15,377,675
24	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Refinitiv US Holdings, Inc. (B)	6.250	05-15-26	2,370,000	$2,338,894
Refinitiv US Holdings, Inc. (B)	8.250	11-15-26	3,750,000	3,571,875
Trident Merger Sub, Inc. (B)	6.625	11-01-25	4,032,000	3,618,720
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	25,267,000	24,319,488
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	14,550,000	14,670,940
AXA SA	8.600	12-15-30	6,874,000	8,644,055
Brighthouse Financial, Inc.	3.700	06-22-27	27,010,000	23,004,677
CNO Financial Group, Inc.	5.250	05-30-25	15,550,000	15,190,406
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (B)	7.800	03-07-87	22,486,000	25,184,320
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	11,718,000	11,835,180
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-68	5,470,000	7,097,325
Nationstar Mortgage Holdings, Inc. (B)	8.125	07-15-23	8,821,000	8,909,210
Nationstar Mortgage Holdings, Inc. (B)	9.125	07-15-26	7,037,000	7,120,564
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	14,480,000	14,516,200
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	39,573,000	40,537,790
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	16,955,000	15,921,888
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (B)	5.250	03-15-22	3,350,000	3,316,500
Ladder Capital Finance Holdings LLLP (B)	5.250	10-01-25	7,640,000	6,971,500
MGIC Investment Corp.	5.750	08-15-23	3,176,000	3,231,580
Quicken Loans, Inc. (B)	5.250	01-15-28	12,835,000	11,423,150
Quicken Loans, Inc. (B)	5.750	05-01-25	15,125,000	14,330,938
Radian Group, Inc.	4.500	10-01-24	7,901,000	7,466,445
Radian Group, Inc.	5.250	06-15-20	5,191,000	5,275,354
Stearns Holdings LLC (B)	9.375	08-15-20	2,450,000	2,321,375
Health care 2.3%				323,205,845
Biotechnology 0.3%
Celgene Corp.	2.875	02-19-21	14,305,000	14,042,558
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	23,894,000	21,511,573
Health care providers and services 1.7%
Centene Corp. (B)	5.375	06-01-26	13,992,000	14,079,450
CVS Health Corp.	3.350	03-09-21	37,990,000	37,633,630
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	5.050	03-25-48	34,945,000	$33,850,476
DaVita, Inc.	5.000	05-01-25	22,056,000	20,732,640
Express Scripts Holding Company	2.600	11-30-20	26,466,000	25,926,387
HCA, Inc.	5.250	04-15-25	14,114,000	14,255,140
HCA, Inc.	5.250	06-15-26	15,953,000	16,052,706
HCA, Inc.	7.500	02-15-22	11,870,000	12,819,600
MEDNAX, Inc. (B)	5.250	12-01-23	13,036,000	12,873,050
MEDNAX, Inc. (B)	6.250	01-15-27	7,730,000	7,701,013
Select Medical Corp.	6.375	06-01-21	14,438,000	14,541,954
Team Health Holdings, Inc. (B)(C)	6.375	02-01-25	3,197,000	2,637,525
Universal Health Services, Inc. (B)	4.750	08-01-22	12,840,000	12,952,350
Universal Health Services, Inc. (B)	5.000	06-01-26	12,296,000	12,126,930
Life sciences tools and services 0.0%
IQVIA, Inc. (B)	4.875	05-15-23	7,345,000	7,299,094
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (B)	6.125	04-15-25	19,900,000	18,680,130
Bayer US Finance II LLC (B)	3.500	06-25-21	11,080,000	10,967,684
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	12,280,000	12,521,955
Industrials 4.6%				629,505,033
Aerospace and defense 0.4%
Arconic, Inc. (C)	5.125	10-01-24	14,478,000	14,043,660
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	24,370,000	24,930,510
Kratos Defense & Security Solutions, Inc. (B)	6.500	11-30-25	11,415,000	11,757,450
Textron, Inc.	7.250	10-01-19	3,080,000	3,180,209
Air freight and logistics 0.1%
XPO Logistics, Inc. (B)	6.500	06-15-22	10,878,000	11,068,365
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	11-15-26	11,426,733	11,347,888
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	07-15-27	15,000,000	14,425,500
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	482,857	509,462
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	3,766,015	3,902,721
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	19,643,433	19,985,229
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	14,481,524	13,700,970
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	7,041,903	6,849,659
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	19,774,574	19,523,437
26	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	8,147,475	$7,956,824
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	14,082,569	13,644,601
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	7,350,552	7,005,811
Azul Investments LLP (B)(C)	5.875	10-26-24	13,025,000	12,054,638
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	12,267,710	12,543,734
British Airways 2013-1 Class B Pass Through Trust (B)	5.625	12-20-21	1,343,336	1,361,068
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	03-20-33	7,989,488	7,876,836
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	366,501	367,564
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	8,260,486	8,624,773
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	958,142	979,413
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	5,739,527	6,048,887
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	697,338	700,964
Delta Air Lines, Inc.	3.625	03-15-22	21,690,000	21,260,658
Delta Air Lines, Inc.	4.375	04-19-28	19,535,000	18,652,640
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	3,609,673	3,719,407
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	20,254,159	19,911,864
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	11,363,928	11,379,837
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	13,819,232	13,070,229
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	24,431,916	23,332,479
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,258,000	5,215,410
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	4,219,298	4,482,161
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,775,128	5,068,799
Building products 0.1%
Masco Corp.	4.450	04-01-25	7,870,000	7,832,494
Owens Corning	4.200	12-15-22	8,243,000	8,174,436
Commercial services and supplies 0.2%
LSC Communications, Inc. (B)(C)	8.750	10-15-23	9,168,000	9,626,400
Prime Security Services Borrower LLC (B)	9.250	05-15-23	7,355,000	7,796,300
Tervita Escrow Corp. (B)	7.625	12-01-21	8,285,000	8,119,300
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.2%
AECOM	5.125	03-15-27	21,181,000	$19,264,120
Tutor Perini Corp. (B)	6.875	05-01-25	3,182,000	3,054,720
Electrical equipment 0.0%
EnerSys (B)	5.000	04-30-23	3,523,000	3,434,925
Industrial conglomerates 0.0%
General Electric Company (3 month LIBOR + 0.480%) (A)	3.096	08-15-36	4,395,000	2,886,194
Professional services 0.5%
Equifax, Inc.	7.000	07-01-37	3,645,000	4,050,120
IHS Markit, Ltd. (B)	4.000	03-01-26	15,244,000	14,299,634
IHS Markit, Ltd. (B)	4.750	02-15-25	6,967,000	6,918,579
IHS Markit, Ltd.	4.750	08-01-28	16,800,000	16,385,880
IHS Markit, Ltd. (B)	5.000	11-01-22	5,886,000	5,992,537
Verisk Analytics, Inc.	4.000	06-15-25	15,771,000	15,593,946
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	4.625	10-30-20	16,685,000	16,781,670
AerCap Ireland Capital DAC	5.000	10-01-21	15,905,000	16,230,631
Ahern Rentals, Inc. (B)	7.375	05-15-23	18,213,000	16,300,635
Aircastle, Ltd.	4.400	09-25-23	9,561,000	9,435,428
Aircastle, Ltd. (C)	5.500	02-15-22	11,687,000	11,990,637
Aircastle, Ltd.	6.250	12-01-19	4,390,000	4,488,094
Ashtead Capital, Inc. (B)	4.375	08-15-27	13,870,000	12,552,350
Avolon Holdings Funding, Ltd. (B)	5.125	10-01-23	12,157,000	12,111,411
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	6,541,488
United Rentals North America, Inc.	4.875	01-15-28	17,505,000	15,787,322
United Rentals North America, Inc.	5.500	07-15-25	13,715,000	13,372,125
Information technology 2.7%				373,484,018
Communications equipment 0.4%
Motorola Solutions, Inc.	4.600	02-23-28	27,034,000	26,046,110
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	25,690,000	25,189,100
Electronic equipment, instruments and components 0.2%
Tech Data Corp.	4.950	02-15-27	25,798,000	24,319,854
Trimble, Inc.	4.900	06-15-28	12,985,000	12,787,349
IT services 0.2%
Banff Merger Sub, Inc. (B)	9.750	09-01-26	11,741,000	11,051,216
VeriSign, Inc.	4.750	07-15-27	7,792,000	7,431,620
VeriSign, Inc.	5.250	04-01-25	9,210,000	9,256,050
Semiconductors and semiconductor equipment 1.0%
Advanced Micro Devices, Inc. (C)	7.000	07-01-24	9,054,000	9,518,018
Broadcom Corp.	2.375	01-15-20	22,761,000	22,461,270
Marvell Technology Group, Ltd.	4.875	06-22-28	21,320,000	20,683,692
Microchip Technology, Inc. (B)	3.922	06-01-21	14,290,000	14,091,161
Microchip Technology, Inc. (B)	4.333	06-01-23	32,091,000	31,239,891
28	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP BV (B)	4.625	06-01-23	30,960,000	$30,359,995
Qorvo, Inc. (B)	5.500	07-15-26	6,239,000	6,051,830
Software 0.3%
Citrix Systems, Inc.	4.500	12-01-27	18,086,000	16,985,423
j2 Cloud Services LLC (B)	6.000	07-15-25	6,303,000	6,303,000
Microsoft Corp.	4.450	11-03-45	16,379,000	16,946,493
Technology hardware, storage and peripherals 0.6%
Dell International LLC (B)	6.020	06-15-26	34,300,000	34,688,436
Dell International LLC (B)	8.350	07-15-46	30,853,000	33,961,465
Western Digital Corp.	4.750	02-15-26	15,423,000	14,112,045
Materials 1.7%				241,336,193
Chemicals 0.9%
Braskem Finance, Ltd. (B)	7.000	05-07-20	14,225,000	14,758,438
Braskem Netherlands Finance BV (B)	4.500	01-10-28	15,890,000	14,618,800
Cydsa SAB de CV (B)	6.250	10-04-27	13,280,000	11,985,333
Mexichem SAB de CV (B)	4.000	10-04-27	8,450,000	7,277,563
Mexichem SAB de CV (B)	5.500	01-15-48	18,060,000	15,034,950
Syngenta Finance NV (B)	4.441	04-24-23	25,935,000	24,949,104
Syngenta Finance NV (B)	5.676	04-24-48	8,210,000	6,618,024
The Chemours Company (C)	6.625	05-15-23	20,381,000	20,686,715
The Sherwin-Williams Company	2.250	05-15-20	12,378,000	12,127,383
Construction materials 0.1%
Cemex SAB de CV (B)	6.125	05-05-25	14,390,000	13,810,083
U.S. Concrete, Inc.	6.375	06-01-24	4,930,000	4,671,175
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	14,710,000	13,698,688
Klabin Finance SA (B)	4.875	09-19-27	14,094,000	12,631,748
Metals and mining 0.4%
Anglo American Capital PLC (B)	4.750	04-10-27	12,725,000	12,210,021
Commercial Metals Company	5.375	07-15-27	5,017,000	4,578,013
First Quantum Minerals, Ltd. (B)	6.875	03-01-26	8,250,000	7,074,375
First Quantum Minerals, Ltd. (B)	7.500	04-01-25	5,000,000	4,500,000
Vale Overseas, Ltd.	6.250	08-10-26	10,740,000	11,464,950
Vedanta Resources PLC (B)	6.125	08-09-24	8,640,000	7,382,724
Vedanta Resources PLC (B)	6.375	07-30-22	8,415,000	7,699,725
Paper and forest products 0.1%
Norbord, Inc. (B)	6.250	04-15-23	7,025,000	7,033,781
Suzano Austria GmbH (B)	6.000	01-15-29	6,460,000	6,524,600
Real estate 0.8%				114,891,117
Equity real estate investment trusts 0.8%
American Homes 4 Rent LP	4.250	02-15-28	17,230,000	16,273,903
American Tower Corp.	3.550	07-15-27	25,750,000	23,660,050
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp.	4.700	03-15-22	11,649,000	$11,927,454
Equinix, Inc.	5.375	05-15-27	11,766,000	11,589,510
Iron Mountain, Inc.	5.750	08-15-24	15,477,000	14,799,881
Omega Healthcare Investors, Inc.	4.500	01-15-25	8,455,000	8,211,078
Ventas Realty LP	3.500	02-01-25	13,534,000	12,872,222
VEREIT Operating Partnership LP	4.600	02-06-24	15,592,000	15,557,019
Utilities 1.7%				231,363,620
Electric utilities 0.6%
ABY Transmision Sur SA (B)	6.875	04-30-43	9,550,092	10,505,101
Electricite de France SA (B)	3.625	10-13-25	6,905,000	6,533,379
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (B)(F)	5.250	01-29-23	24,220,000	23,208,815
Emera US Finance LP	3.550	06-15-26	9,516,000	8,893,821
Empresa Electrica Angamos SA (B)	4.875	05-25-29	10,207,340	9,722,593
Instituto Costarricense de Electricidad (B)	6.375	05-15-43	9,730,000	7,200,297
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	6,630,000	7,203,316
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (F)	6.250	02-01-22	5,830,000	5,669,675
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	9,191,000	8,513,164
Independent power and renewable electricity producers 0.7%
Clearway Energy Operating LLC	5.375	08-15-24	12,429,000	11,776,478
Greenko Dutch BV (B)	4.875	07-24-22	11,745,000	10,987,448
Greenko Dutch BV (B)	5.250	07-24-24	7,035,000	6,287,180
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	25,890,000	24,426,974
NextEra Energy Operating Partners LP (B)	4.500	09-15-27	5,100,000	4,679,250
NRG Energy, Inc.	6.250	05-01-24	23,998,000	24,537,955
NRG Energy, Inc.	6.625	01-15-27	16,610,000	16,920,109
Multi-utilities 0.3%
CenterPoint Energy, Inc.	2.500	09-01-22	10,300,000	9,740,714
Dominion Energy, Inc.	2.579	07-01-20	14,875,000	14,628,325

Enable Midstream Partners LP	4.950	05-15-28	21,160,000	19,929,026
Convertible bonds 0.1%				$8,750,163
(Cost $9,167,966)
Utilities 0.1%				8,750,163
Independent power and renewable electricity producers 0.1%

Clearway Energy, Inc. (B)	3.250	06-01-20	9,235,000	8,750,163
30	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 0.2%				$18,090,167
(Cost $17,800,135)
Financials 0.2%				18,090,167
Banks 0.1%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (A)(F)	4.000	12-17-18	8,562,000	6,710,468
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (A)	3.334	06-01-77	13,383,000	11,379,699
Term loans (G) 0.3%				$35,282,917
(Cost $35,677,633)
Communication services 0.1%				12,639,879
Entertainment 0.1%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	6.850	07-03-26	10,990,000	10,825,150
Interactive media and services 0.0%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.600	10-19-23	1,837,700	1,814,729
Energy 0.1%				4,417,639
Oil, gas and consumable fuels 0.1%
FTS International, Inc., New Term Loan B (1 month LIBOR + 4.750%)	7.095	04-16-21	4,439,838	4,417,639
Financials 0.0%				4,403,143
Capital markets 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.318	05-01-23	4,601,563	4,403,143
Health care 0.1%				13,822,256
Health care providers and services 0.1%

Concentra, Inc., 2018 2nd Lien Term Loan (H)	TBD	06-01-23	13,805,000	13,822,256
Collateralized mortgage obligations 5.5%				$761,398,029
(Cost $780,146,649)
Commercial and residential 4.3%				592,287,074
Americold LLC
Series 2010-ARTA, Class C (B)	6.811	01-14-29	2,150,000	2,271,389
Series 2010-ARTA, Class D (B)	7.443	01-14-29	9,682,000	10,292,464
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (B)(I)	3.258	04-27-48	4,117,428	4,102,098
Series 2018-3, Class A1 (B)(I)	3.649	09-25-48	10,153,418	10,165,028
AOA Mortgage Trust Series 2015-1177, Class C (B)(I)	3.110	12-13-29	6,611,000	6,426,482
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(I)	3.763	04-25-48	34,171,889	$34,021,909
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO (B)	0.035	10-10-45	2,664,152	2
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	3.278	03-15-37	13,854,000	13,814,908
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(B)	4.744	03-15-37	9,525,000	9,498,076
BBCMS Trust
Series 2015-MSQ, Class D (B)(I)	4.123	09-15-32	7,060,000	6,972,326
Series 2015-SRCH, Class D (B)(I)	5.122	08-10-35	15,205,000	15,523,470
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (B)	0.516	06-11-41	515,482	2,833
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (A)(B)	3.557	07-15-35	14,230,000	14,212,050
BWAY Mortgage Trust
Series 2013-1515, Class XB IO (B)	0.534	03-10-33	46,410,000	1,084,398
Series 2015-1740, Class XA IO (B)	1.023	01-10-35	123,773,000	3,409,736
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	3.628	03-15-37	12,620,000	12,596,158
Series 2018-IND, Class A (1 month LIBOR + 0.750%) (A)(B)	3.057	11-15-35	29,267,000	29,211,993
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (B)(I)	3.912	04-10-28	4,975,000	4,923,335
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (A)(B)	4.457	07-15-32	9,920,000	9,913,918
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (A)(B)	4.557	11-15-36	17,587,000	17,638,635
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (A)(B)	4.807	07-15-32	4,600,000	4,584,692
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(B)	3.418	06-11-32	5,645,000	5,630,789
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (A)(B)	4.407	04-15-36	14,675,000	14,703,941
COLT Mortgage Loan Trust Series 2018-2, Class A1 (B)(I)	3.470	07-27-48	3,802,491	3,775,146
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 (B)	3.424	03-10-31	3,955,000	3,978,812
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.812	08-15-45	69,248,120	3,418,849
Series 2012-CR3 Class XA IO	2.031	10-15-45	97,255,365	5,674,471
32	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-CR6, Class XA IO	1.202	03-10-46	37,710,508	$1,090,034
Series 2013-CR8, Class XA IO	0.565	06-10-46	32,967,352	506,217
Series 2014-CR15, Class XA IO	1.231	02-10-47	83,204,954	2,659,388
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.589	05-10-51	125,338,775	4,540,573
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (I)	4.934	12-10-44	3,919,000	3,972,000
Series 2013-300P, Class D (B)(I)	4.540	08-10-30	17,960,000	17,972,631
Series 2013-LC13, Class B (B)(I)	5.009	08-10-46	5,820,000	6,024,503
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(B)	4.565	02-13-32	7,630,000	7,637,169
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (A)(B)	4.465	08-13-27	9,885,000	9,916,092
Core Industrial Trust
Series 2015-CALW, Class F (B)(I)	3.979	02-10-34	8,405,000	8,291,921
Series 2015-CALW, Class XA IO (B)	0.939	02-10-34	168,808,473	3,715,069
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (B)	0.895	02-15-38	460,807	9
DBGS Mortgage Trust Series 2018-BIOD, Class A (1 month LIBOR + 0.803%) (A)(B)	3.110	05-15-35	22,719,615	22,577,102
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX (B)(I)	3.495	12-15-34	2,250,000	2,237,317
Series 2015-NRF, Class DFX (B)(I)	3.495	12-15-34	13,055,000	12,968,355
Series 2015-NRF, Class EFX (B)(I)	3.495	12-15-34	10,160,000	10,029,904
Galton Funding Mortgage Trust Series 2018-1, Class A43 (B)(I)	3.500	11-25-57	7,400,182	7,341,541
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO (B)	0.011	06-10-48	71,994	0
GMACM Mortgage Loan Trust Series 2004-AR2, Class 3A (I)	4.694	08-19-34	1,033,221	1,000,404
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (A)(B)	5.557	09-15-34	3,855,000	3,851,318
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (B)	1.505	08-10-44	14,290,056	400,072
Series 2012-GC17, Class XA IO	2.400	05-10-45	96,157,583	4,194,682
Series 2015-590M, Class C (B)(I)	3.932	10-10-35	6,950,000	6,797,981
Series 2016-RENT, Class D (B)(I)	4.202	02-10-29	12,595,000	12,497,375
Series 2017-485L, Class C (B)(I)	4.115	02-10-37	6,250,000	6,105,248
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (A)(B)	4.107	07-15-32	3,420,000	3,412,490
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (A)(B)	4.807	07-15-32	1,755,000	1,751,694
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (A)(B)	3.938	02-15-37	6,410,000	6,405,939
Series 2005-GG4, Class XC IO (B)	1.591	07-10-39	10,458	0
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	0.959	05-19-35	18,753,477	$674,418
Series 2007-3, Class ES IO (B)	0.350	05-19-47	36,305,508	396,453
Series 2007-4, Class ES IO	0.350	07-19-47	38,219,015	574,833
Series 2007-6, Class ES IO (B)	0.343	08-19-37	31,542,729	558,432
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (A)(B)	4.007	12-15-34	6,995,000	6,981,765
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(B)	6.214	08-05-34	5,030,000	5,020,703
IMT Trust Series 2017-APTS, Class CFX (B)(I)	3.613	06-15-34	6,800,000	6,574,769
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	0.802	07-25-35	50,362,975	695,734
Series 2005-AR8, Class AX2 IO	0.817	05-25-35	44,401,218	1,047,109
Series 2005-AR18, Class 1X IO	1.054	10-25-36	21,407,262	727,708
Series 2005-AR18, Class 2X IO	0.665	10-25-36	37,146,127	152,058
Irvine Core Office Trust Series 2013-IRV, Class XA IO (B)	1.211	05-15-48	15,354,585	371,369
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO	0.709	08-15-46	13,030,877	268,489
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (B)	1.132	02-15-46	9,753,659	184,499
Series 2011-C4, Class XA IO (B)	1.384	07-15-46	7,344,495	171,694
Series 2012-C14, Class XA IO (B)	1.582	07-05-32	83,755,984	3,747,553
Series 2015-MAR7, Class C (B)	4.490	06-05-32	9,155,000	9,030,557
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (A)(B)	3.217	06-15-35	7,815,000	7,795,309
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (B)	0.010	07-12-38	3,102,041	363
Series 2006-C2, Class X IO (B)	0.235	08-12-43	325,917	118
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (B)	1.624	08-15-45	13,295,261	558,800
Series 2012-C6, Class XA IO (B)	1.776	11-15-45	7,889,373	396,177
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (B)	0.906	07-15-49	11,327,633	155,676
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(B)	3.707	11-15-34	15,766,000	15,736,525
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (I)	4.574	08-25-34	2,161,536	2,150,996
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	9,447,750	9,364,906
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (B)(I)	3.917	11-15-32	4,290,000	4,186,353
Series 2018-ALXA, Class C (B)(I)	4.460	01-15-43	7,265,000	7,221,732
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	4,755,000	4,633,217
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	1.604	12-25-45	17,215,025	1,450,264
34	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (B)(I)	3.793	03-25-48	6,004,021	$5,972,633
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (I)	2.883	03-25-44	1,976,966	1,932,954
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,455,000	3,569,979
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (B)	1.485	05-10-63	46,182,073	1,771,101
Verus Securitization Trust Series 2018-3, Class A1 (B)(I)	4.108	10-25-58	24,371,173	24,235,993
VNDO Mortgage Trust Series 2013-PENN, Class D (B)(I)	4.079	12-13-29	16,737,000	16,677,413
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(I)	2.800	03-18-28	14,425,000	14,198,665
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (A)(B)	3.957	12-15-34	5,105,000	5,107,864
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(B)	4.878	11-15-29	775,307	777,202
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (B)	0.970	02-15-44	35,962,229	521,359
Series 2011-C3, Class XA IO (B)	1.503	03-15-44	22,360,224	580,293
Series 2012-C10, Class XA IO (B)	1.714	12-15-45	9,169,915	470,933
Series 2012-C9, Class B XA IO (B)	2.045	11-15-45	63,238,455	3,784,531
Series 2013-C15, Class B (I)	4.622	08-15-46	2,637,000	2,668,981
Series 2013-C16, Class B (I)	5.206	09-15-46	2,970,000	3,114,960
Series 2013-C16, Class XA IO	0.918	09-15-46	11,678,968	328,698
U.S. Government Agency 1.2%				169,110,955
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (A)	4.315	12-25-28	2,401,643	2,424,254
Series K005, Class AX IO	1.531	11-25-19	89,546,226	985,331
Series K006, Class BX1 IO	5.542	02-25-20	4,478,024	263,053
Series K010, Class X1 IO	0.149	10-25-20	28,700,697	79,564
Series K011, Class X1 IO	0.321	11-25-20	47,404,177	182,563
Series K014, Class X1 IO	1.323	04-25-21	38,101,696	901,665
Series K015, Class X1 IO	1.743	07-25-21	40,031,058	1,385,091
Series K017, Class X1 IO	1.451	12-25-21	155,839,116	5,064,522
Series K018, Class X1 IO	1.496	01-25-22	102,553,094	3,409,706
Series K021, Class X1 IO	1.578	06-25-22	34,419,990	1,461,001
Series K022, Class X1 IO	1.361	07-25-22	134,038,264	4,982,444
Series K024, Class X1 IO	0.965	09-25-22	10,299,853	269,671
Series K026, Class X1 IO	1.123	11-25-22	12,789,555	411,646
Series K709, Class X1 IO	1.630	03-25-19	37,698,647	68,630
Series K710, Class X1 IO	1.865	05-25-19	66,284,218	259,576
Series K711, Class X1 IO	1.680	07-25-19	53,167,481	250,632
Series KAIV, Class X1 IO	1.273	06-25-21	23,570,181	564,249
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series KS01, Class X1 IO	1.450	01-25-23	13,399,943	$493,681
Series KS03, Class X IO	0.300	08-25-25	38,222,694	443,827
Series T-41, Class 3A (I)	5.508	07-25-32	1,275	1,342
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	209	229
Series 2012-M5, Class X IO	0.629	02-25-22	24,415,036	336,132
Series 2012-MB, Class X1 IO	2.224	12-25-19	2,309,701	23,786
Government National Mortgage Association
Series 2008-90, Class IO	1.875	12-16-50	2,664,621	462,878
Series 2012-114, Class IO	0.786	01-16-53	24,197,311	1,214,608
Series 2012-120, Class IO	0.779	02-16-53	10,483,538	502,719
Series 2012-125, Class IO	0.384	02-16-53	13,038,798	368,564
Series 2012-70, Class IO	0.454	08-16-52	6,921,815	117,823
Series 2013-63, Class IO	0.790	09-16-51	15,439,468	803,952
Series 2016-174, Class IO	0.900	11-16-56	48,650,961	3,630,500
Series 2017-109, Class IO	0.611	04-16-57	96,348,219	5,307,159
Series 2017-124, Class IO	0.706	01-16-59	122,486,220	7,863,517
Series 2017-135, Class IO	0.839	10-16-58	85,436,619	5,828,349
Series 2017-140, Class IO	0.610	02-16-59	73,175,124	4,392,278
Series 2017-159, Class IO	0.545	06-16-59	98,592,626	5,409,206
Series 2017-169, Class IO	0.733	01-16-60	176,774,856	11,522,592
Series 2017-20, Class IO	0.748	12-16-58	191,822,106	11,579,859
Series 2017-22, Class IO	1.022	12-16-57	38,674,404	3,389,347
Series 2017-3, Class IO	0.908	09-16-58	93,666,870	6,928,997
Series 2017-41, Class IO	0.791	07-16-58	65,660,576	4,526,128
Series 2017-46, Class IO	0.620	11-16-57	83,981,612	4,916,636
Series 2017-61, Class IO	0.768	05-16-59	54,317,234	4,006,206
Series 2017-74, Class IO	0.778	09-16-58	121,976,322	7,427,590
Series 2017-89, Class IO	0.766	07-16-59	121,606,214	8,787,180
Series 2018-081, Class IO	0.448	01-16-60	34,896,279	1,824,112
Series 2018-114, Class IO	0.540	04-16-60	182,741,018	10,905,125
Series 2018-35, Class IO	0.523	03-16-60	139,953,670	7,933,442
Series 2018-43, Class IO	0.577	05-16-60	216,661,706	12,373,463
Series 2018-68, Class IO	0.478	01-16-60	17,989,042	920,269
Series 2018-69, Class IO	0.535	04-16-60	98,674,773	5,983,589

Series 2018-9, Class IO	0.558	01-16-60	105,014,882	5,922,272
Asset backed securities 13.7%				$1,880,352,132
(Cost $1,893,071,682)
Asset backed securities 13.7%				1,880,352,132
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (A)	2.576	06-22-37	8,660,000	8,374,508
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (A)	2.889	08-25-37	34,605,956	33,893,804
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (A)	2.989	05-25-36	12,941,610	12,775,686
36	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Ally Auto Receivables Trust
Series 2017-4, Class A4	1.960	07-15-22	12,120,000	$11,865,428
Series 2018-1, Class A3	2.350	06-15-22	12,120,000	12,016,039
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	49,715,000	49,124,808
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	42,965,000	42,377,084
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	8,990,000	8,986,292
Series 2018-3, Class C	3.740	10-18-24	8,303,000	8,327,925
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (I)	6.510	08-25-27	6	6
Applebee's Funding LLC Series 2014-1, Class A2 (B)	4.277	09-05-44	25,546,950	25,254,736
Arby's Funding LLC Series 2015-1A, Class A2 (B)	4.969	10-30-45	21,209,050	21,369,178
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	44,945,000	44,283,886
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	12,115,000	11,887,233
Series 2018-A, Class A3	2.350	04-25-22	22,545,000	22,317,059
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1	2.000	01-17-23	49,126,000	48,452,704
Series 2017-A4, Class A4	1.990	07-17-23	7,824,000	7,664,509
CarMax Auto Owner Trust
Series 2016-1, Class A4	1.880	06-15-21	8,125,000	8,026,623
Series 2016-2, Class A4	1.680	09-15-21	7,480,000	7,340,514
Series 2018-1, Class A3	2.480	11-15-22	12,551,000	12,389,086
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (B)	1.870	02-15-22	5,620,000	5,544,073
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	47,080,000	46,502,234
Series 2017-A3, Class A3	1.920	04-07-22	18,559,000	18,285,548
Series 2017-A8, Class A8	1.860	08-08-22	2,899,000	2,837,629
Series 2018-A1, Class A1	2.490	01-20-23	59,035,000	58,249,539
CLI Funding LLC Series 2018-1A, Class A (B)	4.030	04-18-43	23,696,581	23,590,467
CNH Equipment Trust
Series 2017-C, Class A3	2.080	02-15-23	14,415,000	14,169,515
Series 2018-B, Class A3	3.190	11-15-23	20,089,000	20,099,513
Coinstar Funding LLC Series 2017-1A, Class A2 (B)	5.216	04-25-47	19,847,750	19,987,532
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (A)	2.586	03-28-35	10,354,000	10,075,858
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	90,120	56,360
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.654	02-25-35	1,542,856	$1,534,693
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	21,430,063	21,508,711
Series 2017-1A, Class A2I (B)	3.629	11-20-47	9,405,990	9,148,172
Series 2017-1A, Class A2II (B)	4.030	11-20-47	8,776,350	8,466,369
Dell Equipment Finance Trust Series 2018-2, Class A3 (B)	3.370	10-22-23	15,000,000	15,033,095
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	66,600,000	65,199,249
DLL LLC Series 2018-ST2, Class A3 (B)	3.460	01-20-22	14,375,000	14,412,543
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	28,114,125	27,840,856
Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	28,144,550	28,909,237
Enterprise Fleet Financing LLC Series 2018-3, Class A2 (B)	3.380	05-20-24	17,618,000	17,630,308
Evergreen Credit Card Trust Series 2018-1, Class A (B)	2.950	03-15-23	28,275,000	28,053,887
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	7,712,550	7,663,498
Ford Credit Auto Owner Trust
Series 2015-1, Class A (B)	2.120	07-15-26	39,230,000	38,750,676
Series 2016-B, Class A4	1.520	08-15-21	5,392,000	5,305,437
Series 2016-C, Class A4	1.400	02-15-22	10,305,000	10,052,174
Series 2017-B, Class A4	1.870	09-15-22	4,580,000	4,455,294
Series 2017-C, Class A4	2.160	03-15-23	23,335,000	22,814,940
Series 2018-B, Class A3	3.330	04-15-23	18,543,000	18,588,239
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	30,750,000	30,149,634
Series 2018-3, Class A1	3.520	10-15-23	35,740,000	35,901,884
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (A)	2.877	08-25-44	43,239,000	42,526,577
Golden Credit Card Trust Series 2018-1A, Class A (B)	2.620	01-15-23	25,080,000	24,788,789
Hertz Vehicle Financing II LP Series 2016-3A, Class A (B)	2.270	07-25-20	7,265,000	7,229,533
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	12,741,793	12,515,645
Series 2018-AA, Class A (B)	3.540	02-25-32	6,135,819	6,123,334
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4	1.360	01-18-23	11,830,000	11,586,739
Series 2017-2, Class A4	1.870	09-15-23	6,150,000	6,009,762
Series 2017-3, Class A4	1.980	11-20-23	6,475,000	6,320,042
Series 2018-2, Class A3	3.010	05-18-22	11,988,000	11,969,681
Series 2018-3, Class A3	2.950	08-22-22	9,370,000	9,342,877
38	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	22,030,000	$21,748,483
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (B)	2.810	04-15-21	16,155,000	16,057,406
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	7,720,000	7,668,922
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (A)	2.749	10-27-42	8,201,984	8,040,868
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (B)(I)	3.500	08-25-58	8,841,254	8,746,338
MMAF Equipment Finance LLC Series 2017-B, Class A3 (B)	2.210	10-17-22	15,903,000	15,639,187
MVW Owner Trust
Series 2014-1A, Class A (B)	2.250	09-22-31	615,517	602,922
Series 2015-1A, Class A (B)	2.520	12-20-32	1,943,702	1,904,875
Series 2018-1A, Class A (B)	3.450	01-21-36	19,524,508	19,493,964
Navient Private Education Loan Trust Series 2016-AA, Class A2A (B)	3.910	12-15-45	23,031,398	23,282,491
Nelnet Student Loan Trust Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (A)(B)	3.103	08-23-36	10,080,000	9,942,434
New Residential Mortgage LLC
Series 2018-FNT1, Class A (B)	3.610	05-25-23	13,265,206	13,206,038
Series 2018-FNT2, Class A (B)	3.790	07-25-54	7,922,661	7,917,980
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (B)	2.540	04-18-22	20,342,000	20,145,700
Series 2018-1A, Class A2 (B)	3.220	02-15-23	6,055,000	6,022,590
Series 2018-2A, Class A2 (B)	3.690	10-16-23	15,170,000	15,267,576
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4	1.540	10-17-22	9,010,000	8,821,179
Series 2017-A, Class A3	1.740	08-16-21	200,000	197,825
Series 2017-B, Class A4	1.950	10-16-23	14,650,000	14,304,872
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (B)	3.193	01-25-23	6,121,042	6,057,668
Series 2018-PLS2, Class A (B)	3.265	02-25-23	21,554,601	21,428,914
PFS Financing Corp. Series 2018-B, Class A (B)	2.890	02-15-23	16,585,000	16,387,972
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	6,919,092	7,031,828
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	8,865,000	8,808,425
Series 2018-3, Class C	3.510	08-15-23	21,090,000	21,049,094
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (B)	8.000	06-20-35	7,897,172	7,885,835
Series 2018-3A, Class D (B)	5.200	09-20-35	6,826,640	6,849,306
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (A)	2.624	06-15-39	5,992,817	5,851,888
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SMB Private Education Loan Trust Series 2015-C, Class A2A (B)	2.750	07-15-27	10,016,649	$9,900,836
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (B)	1.860	11-26-40	6,790,660	6,692,626
Sonic Capital LLC Series 2016-1A, Class A2 (B)	4.472	05-20-46	3,570,865	3,580,613
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (A)	3.799	02-25-35	2,268,805	2,217,356
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (A)(B)	2.699	10-28-37	38,225,982	37,799,778
Taco Bell Funding LLC
Series 2016-1A, Class A2II (B)	4.377	05-25-46	1,970,000	1,974,689
Series 2018-1A, Class A2I (B)	4.318	11-25-48	24,865,000	24,857,242
TAL Advantage V LLC Series 2014-1A, Class A (B)	3.510	02-22-39	2,543,625	2,508,382
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (B)	4.110	07-20-43	12,341,520	12,189,495
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(I)	3.768	10-25-53	4,885,000	4,906,146
Series 2015-2, Class 1M2 (B)(I)	3.685	11-25-60	10,795,000	10,792,193
Series 2016-5, Class A1 (B)(I)	2.500	10-25-56	9,927,755	9,640,892
Series 2017-1, Class A1 (B)(I)	2.750	10-25-56	3,431,050	3,357,353
Series 2017-2, Class A1 (B)(I)	2.750	04-25-57	3,663,588	3,589,008
Series 2018-1, Class A1 (B)(I)	3.000	01-25-58	8,593,301	8,346,401
Series 2018-3, Class A1 (B)(I)	3.750	05-25-58	12,745,669	12,710,942
Series 2018-4, Class A1 (B)(I)	3.000	06-25-58	20,410,475	19,648,631
Series 2018-5, Class A1A (B)(I)	3.250	07-25-58	5,310,319	5,239,659
Series 2018-6, Class A1A (B)(I)	3.750	03-25-58	35,492,972	35,459,331
Toyota Auto Receivables Owner Trust
Series 2016-C, Class A4	1.320	11-15-21	5,597,000	5,491,519
Series 2017-C, Class A4	1.980	12-15-22	12,680,000	12,332,299
Series 2018-A, Class A3	2.350	05-16-22	14,954,000	14,785,797
Series 2018-C, Class A3	3.020	12-15-22	23,705,000	23,663,988
Triton Container Finance V LLC Series 2018-1A, Class A (B)	3.950	03-20-43	18,391,333	18,184,302
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	12,599,788	12,676,276
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (B)	2.540	02-15-22	20,320,000	20,156,713
VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	12,862,017	12,439,596
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (A)(B)	2.730	04-25-40	2,972,780	2,840,936
Westgate Resorts LLC
Series 2014-1A, Class A (B)	2.150	12-20-26	2,196,626	2,192,632
Series 2014-1A, Class B (B)	3.250	12-20-26	1,097,907	1,095,882
40	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-2A, Class B (B)	4.000	07-20-28	1,901,015	$1,895,025
Series 2016-1A, Class A (B)	3.500	12-20-28	1,740,018	1,733,906
Series 2017-1A, Class A (B)	3.050	12-20-30	5,468,916	5,415,898
World Omni Auto Receivables Trust
Series 2017-B, Class A3	1.950	02-15-23	6,355,000	6,245,651
Series 2018-A, Class A3	2.500	04-17-23	21,215,000	20,947,131
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	16,525,000	16,523,177

	Shares	Value
Preferred securities 0.2%		$33,422,510
(Cost $33,727,943)
Consumer staples 0.0%		2,488,992
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (B)	28,284	2,488,992
Financials 0.1%		12,241,666
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.401% (A)	374,059	9,538,505
Wells Fargo & Company, Series L, 7.500%	2,139	2,703,161
Utilities 0.1%		18,691,852
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750%	255,022	12,355,816
DTE Energy Company, 6.500%	115,600	6,336,036

	Yield (%)	Shares	Value
Securities lending collateral 0.6%			$83,110,499
(Cost $83,119,384)
John Hancock Collateral Trust (J)	2.3749(K)	8,308,890	83,110,499

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$176,659,947
(Cost $176,655,795)
Commercial paper 0.1%				13,599,947
Bank of Tokyo Mitsubishi UFJ, Ltd.	2.180	12-04-18	13,600,000	13,599,947
U.S. Government Agency 0.3%				37,484,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	12-03-18	9,122,000	9,122,000
Federal Home Loan Bank Discount Note	2.050	12-03-18	28,362,000	28,362,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	41

	Par value^	Value
Repurchase agreement 0.9%		125,576,000
Barclays Tri-Party Repurchase Agreement dated 11-30-18 at 2.260% to be repurchased at $111,006,902 on 12-3-18, collateralized by $111,576,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-24 (valued at $113,227,053, including interest)	110,986,000	110,986,000
Repurchase Agreement with State Street Corp. dated 11-30-18 at 1.050% to be repurchased at $14,591,277 on 12-3-18, collateralized by $15,180,000 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $14,881,895, including interest)	14,590,000	14,590,000

Total investments (Cost $14,138,771,970) 100.0%	$13,752,046,184
Other assets and liabilities, net 0.0%	1,527,222
Total net assets 100.0%	$13,753,573,406

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,390,354,517 or 24.7% of the fund's net assets as of 11-30-18.
(C)	All or a portion of this security is on loan as of 11-30-18.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 11-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 11-30-18, the aggregate cost of investments for federal income tax purposes was $14,165,027,913. Net unrealized depreciation aggregated to $412,981,729, of which $35,458,913 related to gross unrealized appreciation and $448,440,642 related to gross unrealized depreciation.
42	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $14,055,652,586) including $81,333,128 of securities loaned	$13,668,935,685
Affiliated investments, at value (Cost $83,119,384)	83,110,499
Total investments, at value (Cost $14,138,771,970)	13,752,046,184
Cash	957
Dividends and interest receivable	108,051,518
Receivable for fund shares sold	27,189,954
Receivable for investments sold	13,378,178
Receivable for securities lending income	56,166
Other assets	843,850
Total assets	13,901,566,807
Liabilities
Distributions payable	837,315
Payable for investments purchased	35,533,531
Payable for fund shares repurchased	25,082,423
Payable upon return of securities loaned	83,131,945
Payable to affiliates
Accounting and legal services fees	641,662
Transfer agent fees	465,399
Distribution and service fees	217,468
Trustees' fees	12,904
Other liabilities and accrued expenses	2,070,754
Total liabilities	147,993,401
Net assets	$13,753,573,406
Net assets consist of
Paid-in capital	$14,337,223,936
Accumulated distributable earnings (accumulated loss)	(583,650,530)
Net assets	$13,753,573,406

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	43

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,451,338,239 ÷ 96,228,046 shares)[1]	$15.08
Class B ($8,038,043 ÷ 533,015 shares)[1]	$15.08
Class C ($238,565,365 ÷ 15,816,556 shares)[1]	$15.08
Class I ($2,200,288,596 ÷ 145,867,419 shares)	$15.08
Class R2 ($76,708,722 ÷ 5,080,283 shares)	$15.10
Class R4 ($39,018,621 ÷ 2,583,298 shares)	$15.10
Class R6 ($5,913,712,908 ÷ 391,392,893 shares)	$15.11
Class NAV ($3,825,902,912 ÷ 253,294,375 shares)	$15.10
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$15.71

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
44	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  11-30-18 (unaudited)

Investment income
Interest	$245,680,013
Dividends	1,219,473
Securities lending	194,313
Less foreign taxes withheld	(8,766)
Total investment income	247,085,033
Expenses
Investment management fees	19,930,115
Distribution and service fees	3,806,854
Accounting and legal services fees	1,165,887
Transfer agent fees	2,846,153
Trustees' fees	95,096
Custodian fees	904,033
State registration fees	263,943
Printing and postage	547,882
Professional fees	131,319
Other	153,546
Total expenses	29,844,828
Less expense reductions	(531,162)
Net expenses	29,313,666
Net investment income	217,771,367
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(63,139,617)
Affiliated investments	(12,561)
(63,152,178)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(187,535,809)
Affiliated investments	(8,885)
(187,544,694)
Net realized and unrealized loss	(250,696,872)
Decrease in net assets from operations	$(32,925,505)

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	45

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-18 (unaudited)	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$217,771,367	$357,629,259
Net realized loss	(63,152,178)	(13,518,358)
Change in net unrealized appreciation (depreciation)	(187,544,694)	(350,270,178)
Decrease in net assets resulting from operations	(32,925,505)	(6,159,277)
Distributions to shareholders
From net investment income and net realized gain
Class A	(24,909,099)	—
Class B	(124,614)	—
Class C	(3,410,387)	—
Class I	(41,082,147)	—
Class R2	(1,273,179)	—
Class R4	(694,376)	—
Class R6	(112,980,401)	—
Class NAV	(43,753,328)	—
From net investment income
Class A	—	(48,389,230)
Class B	—	(336,749)
Class C	—	(7,308,878)
Class I	—	(122,341,916)
Class R2	—	(2,176,422)
Class R4	—	(1,119,337)
Class R6	—	(135,108,724)
Class NAV	—	(72,157,128)
Total distributions	(228,227,531)	(388,938,384)
From fund share transactions	1,985,281,512	2,756,184,357
Total increase	1,724,128,476	2,361,086,696
Net assets
Beginning of period	12,029,444,930	9,668,358,234
End of period[1]	$13,753,573,406	$12,029,444,930

[1]	Net assets - End of period includes undistributed net investment income of $6,802,604 in May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
46	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.41	$15.93	$15.79	$16.06	$16.26	$16.37
Net investment income[2]	0.25	0.46	0.45	0.47	0.53	0.61
Net realized and unrealized gain (loss) on investments	(0.32)	(0.47)	0.18	(0.23)	(0.05)	0.02
Total from investment operations	(0.07)	(0.01)	0.63	0.24	0.48	0.63
Less distributions
From net investment income	(0.26)	(0.51)	(0.49)	(0.51)	(0.63)	(0.67)
From net realized gain	—	—	—	—	(0.05)	(0.07)
Total distributions	(0.26)	(0.51)	(0.49)	(0.51)	(0.68)	(0.74)
Net asset value, end of period	$15.08	$15.41	$15.93	$15.79	$16.06	$16.26
Total return (%)[3,4]	(0.47) [5]	(0.11)	4.07	1.59	3.02	4.06
Ratios and supplemental data
Net assets, end of period (in millions)	$1,451	$1,488	$1,492	$1,904	$1,740	$1,411
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78 [6]	0.81	0.89	0.93	0.94	0.98
Expenses including reductions	0.78 [6]	0.79	0.83	0.87	0.89	0.92
Net investment income	3.20 [6]	2.93	2.83	3.01	3.25	3.80
Portfolio turnover (%)	45	74	98 [7]	56	66	77

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	47

CLASS B SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.40	$15.93	$15.79	$16.06	$16.26	$16.37
Net investment income[2]	0.19	0.35	0.34	0.36	0.42	0.50
Net realized and unrealized gain (loss) on investments	(0.31)	(0.48)	0.18	(0.23)	(0.05)	0.02
Total from investment operations	(0.12)	(0.13)	0.52	0.13	0.37	0.52
Less distributions
From net investment income	(0.20)	(0.40)	(0.38)	(0.40)	(0.52)	(0.56)
From net realized gain	—	—	—	—	(0.05)	(0.07)
Total distributions	(0.20)	(0.40)	(0.38)	(0.40)	(0.57)	(0.63)
Net asset value, end of period	$15.08	$15.40	$15.93	$15.79	$16.06	$16.26
Total return (%)[3,4]	(0.76) [5]	(0.87)	3.35	0.88	2.31	3.34
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$11	$16	$23	$28	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48 [6]	1.51	1.59	1.63	1.64	1.68
Expenses including reductions	1.48 [6]	1.49	1.53	1.57	1.59	1.62
Net investment income	2.50 [6]	2.22	2.14	2.32	2.57	3.11
Portfolio turnover (%)	45	74	98 [7]	56	66	77

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
48	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.41	$15.93	$15.79	$16.06	$16.26	$16.37
Net investment income[2]	0.19	0.35	0.34	0.36	0.41	0.49
Net realized and unrealized gain (loss) on investments	(0.32)	(0.47)	0.18	(0.23)	(0.04)	0.03
Total from investment operations	(0.13)	(0.12)	0.52	0.13	0.37	0.52
Less distributions
From net investment income	(0.20)	(0.40)	(0.38)	(0.40)	(0.52)	(0.56)
From net realized gain	—	—	—	—	(0.05)	(0.07)
Total distributions	(0.20)	(0.40)	(0.38)	(0.40)	(0.57)	(0.63)
Net asset value, end of period	$15.08	$15.41	$15.93	$15.79	$16.06	$16.26
Total return (%)[3,4]	(0.82) [5]	(0.80)	3.35	0.88	2.31	3.34
Ratios and supplemental data
Net assets, end of period (in millions)	$239	$269	$299	$310	$250	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48 [6]	1.51	1.59	1.63	1.64	1.68
Expenses including reductions	1.48 [6]	1.49	1.53	1.57	1.59	1.62
Net investment income	2.50 [6]	2.23	2.14	2.31	2.53	3.10
Portfolio turnover (%)	45	74	98 [7]	56	66	77

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	49

CLASS I SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.41	$15.93	$15.80	$16.06	$16.26	$16.37
Net investment income[2]	0.27	0.50	0.50	0.52	0.57	0.66
Net realized and unrealized gain (loss) on investments	(0.32)	(0.47)	0.17	(0.22)	(0.04)	0.02
Total from investment operations	(0.05)	0.03	0.67	0.30	0.53	0.68
Less distributions
From net investment income	(0.28)	(0.55)	(0.54)	(0.56)	(0.68)	(0.72)
From net realized gain	—	—	—	—	(0.05)	(0.07)
Total distributions	(0.28)	(0.55)	(0.54)	(0.56)	(0.73)	(0.79)
Net asset value, end of period	$15.08	$15.41	$15.93	$15.80	$16.06	$16.26
Total return (%)[3]	(0.34) [4]	0.19	4.33	1.97	3.35	4.40
Ratios and supplemental data
Net assets, end of period (in millions)	$2,200	$2,236	$5,385	$1,367	$793	$302
Ratios (as a percentage of average net assets):
Expenses before reductions	0.51 [5]	0.51	0.57	0.61	0.63	0.66
Expenses including reductions	0.50 [5]	0.49	0.51	0.56	0.57	0.60
Net investment income	3.48 [5]	3.19	3.15	3.32	3.53	4.11
Portfolio turnover (%)	45	74	98 [6]	56	66	77

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
50	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.42	$15.95	$15.81	$16.08	$16.27	$16.38
Net investment income[2]	0.24	0.45	0.44	0.46	0.51	0.60
Net realized and unrealized gain (loss) on investments	(0.31)	(0.49)	0.18	(0.23)	(0.02)	0.02
Total from investment operations	(0.07)	(0.04)	0.62	0.23	0.49	0.62
Less distributions
From net investment income	(0.25)	(0.49)	(0.48)	(0.50)	(0.63)	(0.66)
From net realized gain	—	—	—	—	(0.05)	(0.07)
Total distributions	(0.25)	(0.49)	(0.48)	(0.50)	(0.68)	(0.73)
Net asset value, end of period	$15.10	$15.42	$15.95	$15.81	$16.08	$16.27
Total return (%)[3]	(0.46) [4]	(0.27)	3.97	1.55	2.97	4.01
Ratios and supplemental data
Net assets, end of period (in millions)	$77	$83	$56	$56	$39	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [5]	0.92	0.98	1.03	0.98	1.05
Expenses including reductions	0.87 [5]	0.89	0.92	0.97	0.93	0.99
Net investment income	3.11 [5]	2.84	2.75	2.92	3.16	3.76
Portfolio turnover (%)	45	74	98 [6]	56	66	77

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	51

CLASS R4 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$15.43	$15.95	$15.81	$16.08	$16.15
Net investment income[3]	0.26	0.49	0.49	0.51	0.06
Net realized and unrealized gain (loss) on investments	(0.32)	(0.48)	0.17	(0.22)	(0.03)
Total from investment operations	(0.06)	0.01	0.66	0.29	0.03
Less distributions
From net investment income	(0.27)	(0.53)	(0.52)	(0.56)	(0.10)
Net asset value, end of period	$15.10	$15.43	$15.95	$15.81	$16.08
Total return (%)[4]	(0.40) [5]	0.05	4.25	1.86	0.18 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$39	$29	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74 [7]	0.76	0.82	0.82	0.80 [7]
Expenses including reductions	0.63 [7]	0.64	0.66	0.66	0.64 [7]
Net investment income	3.35 [7]	3.09	3.09	3.24	2.21 [7]
Portfolio turnover (%)	45	74	98 [8]	56	66 [9]

[1]	Six months ended 11-30-18. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
52	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$15.43	$15.96	$15.81	$16.08	$16.28	$16.38
Net investment income[2]	0.28	0.53	0.52	0.54	0.59	0.68
Net realized and unrealized gain (loss) on investments	(0.31)	(0.49)	0.19	(0.23)	(0.04)	0.03
Total from investment operations	(0.03)	0.04	0.71	0.31	0.55	0.71
Less distributions
From net investment income	(0.29)	(0.57)	(0.56)	(0.58)	(0.70)	(0.74)
From net realized gain	—	—	—	—	(0.05)	(0.07)
Total distributions	(0.29)	(0.57)	(0.56)	(0.58)	(0.75)	(0.81)
Net asset value, end of period	$15.11	$15.43	$15.96	$15.81	$16.08	$16.28
Total return (%)[3]	(0.21) [4]	0.23	4.58	2.02	3.45	4.58
Ratios and supplemental data
Net assets, end of period (in millions)	$5,914	$5,944	$529	$118	$93	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	0.39 [5]	0.42	0.48	0.52	0.54	0.56
Expenses including reductions	0.38 [5]	0.39	0.41	0.44	0.46	0.50
Net investment income	3.60 [5]	3.37	3.27	3.45	3.66	4.26
Portfolio turnover (%)	45	74	98 [6]	56	66	77

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	53

CLASS NAV SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$15.43	$15.95	$15.81	$15.78
Net investment income[3]	0.28	0.53	0.51	0.41
Net realized and unrealized gain (loss) on investments	(0.32)	(0.48)	0.19	0.06
Total from investment operations	(0.04)	0.05	0.70	0.47
Less distributions
From net investment income	(0.29)	(0.57)	(0.56)	(0.44)
Net asset value, end of period	$15.10	$15.43	$15.95	$15.81
Total return (%)[4]	(0.27) [5]	0.30	4.51	3.03 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3,826	$1,959	$1,862	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37 [6]	0.40	0.46	0.50 [6]
Expenses including reductions	0.37 [6]	0.38	0.41	0.44 [6]
Net investment income	3.63 [6]	3.34	3.28	3.44 [6]
Portfolio turnover (%)	45	74	98 [7]	56 [8]

[1]	Six months ended 11-30-18. Unaudited.
[2]	The inception date for Class NAV shares is 8-31-15.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.
54	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       55

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2018, by major security category or type:

	Total value at 11-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant observable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$4,776,424,697	—	$4,776,424,697	—
Foreign government obligations	42,881,490	—	42,881,490	—
Corporate bonds	5,935,673,633	—	5,935,673,633	—
Convertible bonds	8,750,163	—	8,750,163	—
Capital preferred securities	18,090,167	—	18,090,167	—
Term loans	35,282,917	—	35,282,917	—
Collateralized mortgage obligations	761,398,029	—	761,398,029	—
Asset backed securities	1,880,352,132	—	1,880,352,132	—
Preferred securities	33,422,510	$30,933,518	2,488,992	—
Short-term investments	176,659,947	—	176,659,947	—
Securities lending collateral	83,110,499	83,110,499	—	—
Total investments in securities	$13,752,046,184	$114,044,017	$13,638,002,167	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding

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taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2018, the fund loaned securities valued at $81,333,128 and received $83,131,945 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could

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be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2018 were $17,130.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2018, the fund had short-term capital loss carryforward of $99,500,555 and a long-term capital loss carryforward of $3,703,447 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.

As of May 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $500 million of the fund's aggregate daily net assets, (b) 0.425% of the next $500 million of the fund's aggregate daily net assets, (c) 0.400% of the next $1 billion of the fund's aggregate daily net assets, (d) 0.350% of the next $500 million of the fund's aggregate daily net assets, (e) 0.300% of the fund's aggregate daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Income Allocation Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2018, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$61,058	Class R4	$1,631
Class B	387	Class R6	247,619
Class C	10,571	Class NAV	93,929
Class I	93,002	Total	$511,415
Class R2	3,218

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2018 were equivalent to a net annual effective rate of 0.31% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       59

expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $19,747 for Class R4 shares for the six months ended November 30, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $937,278 for the six months ended November 30, 2018. Of this amount, $130,546 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $776,843 was paid as sales commissions to broker-dealers and $29,889 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2018, CDSCs received by the Distributor amounted to $21,457, $2,220 and $16,211 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,218,305	$819,819
Class B	46,837	5,191

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Class	Distribution and service fees	Transfer agent fees
Class C	$1,279,425	$141,846
Class I	—	1,486,914
Class R2	193,307	4,998
Class R4	68,980	2,532
Class R6	—	384,853
Total	$3,806,854	$2,846,153

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2018 and for the year ended May 31, 2018 were as follows:

		Six months ended 11-30-18		Year ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,869,905	$135,613,364	21,887,726	$345,828,099
Distributions reinvested	1,556,553	23,767,481	2,911,368	45,902,001
Repurchased	(10,764,659)	(164,442,238)	(21,867,479)	(344,905,160)
Net increase (decrease)	(338,201)	$(5,061,393)	2,931,615	$46,824,940
Class B shares
Sold	3,513	$53,408	18,927	$300,933
Distributions reinvested	7,669	117,120	19,758	311,910
Repurchased	(164,138)	(2,508,452)	(375,320)	(5,927,880)
Net decrease	(152,956)	$(2,337,924)	(336,635)	$(5,315,037)
Class C shares
Sold	892,350	$13,619,170	3,337,080	$52,866,981
Distributions reinvested	213,845	3,265,779	443,759	6,998,341
Repurchased	(2,757,464)	(42,100,939)	(5,083,901)	(80,072,600)
Net decrease	(1,651,269)	$(25,215,990)	(1,303,062)	$(20,207,278)
Class I shares
Sold	29,991,150	$458,478,466	137,277,308	$2,179,294,701
Distributions reinvested	2,474,180	37,783,959	7,379,408	116,931,943
Repurchased	(31,733,152)	(484,553,932)	(337,500,971)	(5,383,274,455)
Net increase (decrease)	732,178	$11,708,493	(192,844,255)	$(3,087,047,811)
Class R2 shares
Sold	738,035	$11,293,851	3,610,889	$56,839,227
Distributions reinvested	73,763	1,127,535	124,247	1,959,971
Repurchased	(1,133,479)	(17,382,286)	(1,853,119)	(29,292,890)
Net increase (decrease)	(321,681)	$(4,960,900)	1,882,017	$29,506,308

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		Six months ended 11-30-18		Year ended 5-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	237,687	$3,637,280	919,612	$14,521,270
Distributions reinvested	45,380	693,924	70,959	1,118,738
Repurchased	(244,636)	(3,741,185)	(284,985)	(4,500,543)
Net increase	38,431	$590,019	705,586	$11,139,465
Class R6 shares
Sold	45,922,665	$703,717,212	378,518,553	$6,030,978,006
Distributions reinvested	7,371,115	112,743,719	8,596,941	134,873,802
Repurchased	(47,042,804)	(719,426,922)	(35,123,174)	(550,078,548)
Net increase	6,250,976	$97,034,009	351,992,320	$5,615,773,260
Class NAV shares
Sold	138,809,135	$2,104,383,858	18,515,154	$295,495,392
Distributions reinvested	2,867,527	43,753,328	4,570,902	72,157,128
Repurchased	(15,389,344)	(234,611,988)	(12,844,953)	(202,142,010)
Net increase	126,287,318	$1,913,525,198	10,241,103	$165,510,510
Total net increase	130,844,796	$1,985,281,512	173,268,689	$2,756,184,357

Affiliates of the fund owned 100% and 7% of shares of Class NAV and Class R6, respectively, on November 30, 2018. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $4,095,670,727 and $2,665,229,867, respectively, for the six months ended November 30, 2018. Purchases and sales of U.S. Treasury obligations aggregated $3,423,489,295 and $2,847,451,230, respectively, for the six months ended November 30, 2018.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2018, funds within the John Hancock group of funds complex held 27.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	5.0%

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Note 8 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	28,547,695	(20,238,805)	8,308,890	—	—	($12,561)	($8,885)	$83,110,499
*Refer to the Securities lending note within Note 2 for details regarding this investment.

Note 9 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       64

determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group average for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group average for the one-, three-, five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

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Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       68

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       69

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK BOND FUND       70

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF691678	21SA 11/18 1/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2019